SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 49

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Separate Account No.49 indicated in the table below as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Separate Account No. 49 as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/GROWTH STRATEGY
1290 VT GAMCO SMALL COMPANY VALUE	EQ/INTERMEDIATE GOVERNMENT BOND
1290 VT SMARTBETA EQUITY ESG	EQ/INTERNATIONAL CORE MANAGED VOLATILITY
1290 VT SOCIALLY RESPONSIBLE	EQ/INTERNATIONAL EQUITY INDEX
EQ/400 MANAGED VOLATILITY	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/2000 MANAGED VOLATILITY	EQ/JANUS ENTERPRISE
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/LARGE CAP CORE MANAGED VOLATILITY
EQ/AB SMALL CAP GROWTH	EQ/LARGE CAP GROWTH INDEX
EQ/AGGRESSIVE ALLOCATION	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/LARGE CAP VALUE INDEX
EQ/BALANCED STRATEGY	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/MID CAP INDEX
EQ/COMMON STOCK INDEX	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/CONSERVATIVE ALLOCATION	EQ/MODERATE ALLOCATION
EQ/CONSERVATIVE GROWTH STRATEGY	EQ/MODERATE GROWTH STRATEGY
EQ/CONSERVATIVE STRATEGY	EQ/MODERATE-PLUS ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	EQ/MONEY MARKET
EQ/CORE BOND INDEX	EQ/QUALITY BOND PLUS
EQ/EQUITY 500 INDEX	EQ/SMALL COMPANY INDEX
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MULTIMANAGER TECHNOLOGY
EQ/GLOBAL EQUITY MANAGED VOLATILITY

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 since 1996.

FSA-2

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$73,845,281	$531,603,144	$159,146,307	$81,277,722	$186,006,839	$297,616,770
Receivable for shares of the Portfolios sold	7,667	138,343	16,447	4,153	133,134	58,460
Receivable for policy-related transactions	—	—	70,233	—	—	—

Total assets	73,852,948	531,741,487	159,232,987	81,281,875	186,139,973	297,675,230

Liabilities:
Payable for policy-related transactions	9,271	183,893	—	4,154	133,120	44,585

Total liabilities	9,271	183,893	—	4,154	133,120	44,585

Net Assets	$73,843,677	$531,557,594	$159,232,987	$81,277,721	$186,006,853	$297,630,645

Net Assets:
Accumulation unit values	$73,692,102	$531,317,668	$159,110,518	$81,088,042	$185,857,530	$297,130,795
Retained by Equitable Financial in Separate Account No. 49	151,575	239,926	122,469	189,679	149,323	499,850

Total Net Assets	$73,843,677	$531,557,594	$159,232,987	$81,277,721	$186,006,853	$297,630,645

Investments in shares of the Portfolios, at cost	$66,769,933	$490,487,499	$140,677,817	$63,391,904	$188,401,461	$270,162,241

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$274,787,138	$329,988,590	$1,425,479,858	$474,306,943	$599,785,501	$124,207,880
Receivable for shares of the Portfolios sold	190,818	—	108,025	70,033	279,615	65,374
Receivable for policy-related transactions	—	124,487	127,970	319,932	—	—

Total assets	274,977,956	330,113,077	1,425,715,853	474,696,908	600,065,116	124,273,254

Liabilities:
Payable for shares of the Portfolios purchased	—	130,310	—	—	—	—
Payable for policy-related transactions	191,806	—	—	—	250,940	69,388

Total liabilities	191,806	130,310	—	—	250,940	69,388

Net Assets	$274,786,150	$329,982,767	$1,425,715,853	$474,696,908	$599,814,176	$124,203,866

Net Assets:
Accumulation unit values	$274,442,213	$329,854,801	$1,425,193,447	$474,111,755	$599,525,292	$124,141,602
Retained by Equitable Financial in Separate Account No. 49	343,937	127,966	522,406	585,153	288,884	62,264

Total Net Assets	$274,786,150	$329,982,767	$1,425,715,853	$474,696,908	$599,814,176	$124,203,866

Investments in shares of the Portfolios, at cost	$273,881,850	$327,836,792	$1,384,953,581	$457,239,456	$580,849,424	$93,322,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$740,038,232	$371,108,592	$76,546,745	$38,830,495	$401,795,692	$699,034,219
Receivable for shares of the Portfolios sold	46,384	4,909,974	3,013	1,521	96,949	119,119

Total assets	740,084,616	376,018,566	76,549,758	38,832,016	401,892,641	699,153,338

Liabilities:
Payable for policy-related transactions	114,089	4,857,074	2,933	1,471	171,330	118,654

Total liabilities	114,089	4,857,074	2,933	1,471	171,330	118,654

Net Assets	$739,970,527	$371,161,492	$76,546,825	$38,830,545	$401,721,311	$699,034,684

Net Assets:
Accumulation unit values	$739,495,080	$370,934,768	$76,533,112	$38,821,951	$401,659,251	$698,844,968
Retained by Equitable Financial in Separate Account No. 49	475,447	226,724	13,713	8,594	62,060	189,716

Total Net Assets	$739,970,527	$371,161,492	$76,546,825	$38,830,545	$401,721,311	$699,034,684

Investments in shares of the Portfolios, at cost	$589,017,469	$369,461,820	$73,315,373	$37,140,618	$406,920,763	$692,923,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,958,468,665	$60,492,528	$538,130,810	$463,438,186	$91,611,800	$554,233,944
Receivable for shares of the Portfolios sold	—	50,029	148,058	90,058	49,608	182,248
Receivable for policy-related transactions	3,791,191	—	—	—	—	—

Total assets	1,962,259,856	60,542,557	538,278,868	463,528,244	91,661,408	554,416,192

Liabilities:
Payable for shares of the Portfolios purchased	3,804,972	—	—	—	—	—
Payable for policy-related transactions	—	52,211	197,694	94,111	61,719	196,951

Total liabilities	3,804,972	52,211	197,694	94,111	61,719	196,951

Net Assets	$1,958,454,884	$60,490,346	$538,081,174	$463,434,133	$91,599,689	$554,219,241

Net Assets:
Accumulation unit values	$1,958,018,415	$60,467,829	$538,031,236	$463,386,439	$91,599,689	$554,133,799
Retained by Equitable Financial in Separate Account No. 49	436,469	22,517	49,938	47,694	—	85,442

Total Net Assets	$1,958,454,884	$60,490,346	$538,081,174	$463,434,133	$91,599,689	$554,219,241

Investments in shares of the Portfolios, at cost	$1,351,800,552	$62,163,888	$518,504,101	$424,425,695	$90,933,425	$498,651,220

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$507,553,311	$256,138,863	$292,635,854	$1,129,174,072	$830,533,824	$2,477,781,601
Receivable for shares of the Portfolios sold	475,494	33,760	174,861	338,481	516,507	769,937
Receivable for policy-related transactions	—	—	—	386,732	—	—

Total assets	508,028,805	256,172,623	292,810,715	1,129,899,285	831,050,331	2,478,551,538

Liabilities:
Payable for policy-related transactions	478,576	33,754	225,049	—	1,149,676	1,439,148

Total liabilities	478,576	33,754	225,049	—	1,149,676	1,439,148

Net Assets	$507,550,229	$256,138,869	$292,585,666	$1,129,899,285	$829,900,655	$2,477,112,390

Net Assets:
Accumulation unit values	$507,483,155	$256,086,898	$292,497,305	$1,127,997,231	$829,900,655	$2,476,762,715
Retained by Equitable Financial in Separate Account No. 49	67,074	51,971	88,361	1,902,054	—	349,675

Total Net Assets	$507,550,229	$256,138,869	$292,585,666	$1,129,899,285	$829,900,655	$2,477,112,390

Investments in shares of the Portfolios, at cost	$392,014,343	$229,493,220	$294,888,364	$1,148,270,686	$612,640,562	$2,259,224,278

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$385,815,130	$1,644,698,782	$602,713,266	$684,838,564	$1,865,985,356	$451,522,345
Receivable for shares of the Portfolios sold	641,849	486,720	217,449	192,015	532,238	70,390

Total assets	386,456,979	1,645,185,502	602,930,715	685,030,579	1,866,517,594	451,592,735

Liabilities:
Payable for policy-related transactions	642,200	521,133	225,522	189,756	1,028,603	70,387

Total liabilities	642,200	521,133	225,522	189,756	1,028,603	70,387

Net Assets	$385,814,779	$1,644,664,369	$602,705,193	$684,840,823	$1,865,488,991	$451,522,348

Net Assets:
Accumulation unit values	$385,678,748	$1,644,056,494	$602,490,621	$684,748,087	$1,865,488,991	$451,331,744
Retained by Equitable Financial in Separate Account No. 49	136,031	607,875	214,572	92,736	—	190,604

Total Net Assets	$385,814,779	$1,644,664,369	$602,705,193	$684,840,823	$1,865,488,991	$451,522,348

Investments in shares of the Portfolios, at cost	$342,554,524	$1,614,363,707	$573,831,303	$723,718,219	$1,866,068,034	$427,470,012

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,585,914,406	$574,985,449	$450,013,678	$341,919,587	$734,003,066
Receivable for shares of the Portfolios sold	1,752,777	48,591,263	171,864	112,172	1,001,366

Total assets	3,587,667,183	623,576,712	450,185,542	342,031,759	735,004,432

Liabilities:
Payable for policy-related transactions	2,348,616	48,566,111	155,382	115,022	1,005,487

Total liabilities	2,348,616	48,566,111	155,382	115,022	1,005,487

Net Assets	$3,585,318,567	$575,010,601	$450,030,160	$341,916,737	$733,998,945

Net Assets:
Accumulation unit values	$3,584,985,470	$574,358,950	$449,929,896	$341,850,343	$733,666,283
Retained by Equitable Financial in Separate Account No. 49	333,097	651,651	100,264	66,394	332,662

Total Net Assets	$3,585,318,567	$575,010,601	$450,030,160	$341,916,737	$733,998,945

Investments in shares of the Portfolios, at cost	$3,582,381,271	$574,998,958	$451,222,537	$309,381,630	$603,914,238

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT GAMCO MERGERS & ACQUISITIONS	CLASSIB	5,446

1290 VT GAMCO SMALL COMPANY VALUE	CLASSIB	6,974

1290 VT SMARTBETA EQUITY ESG	CLASSIB	8,174

1290 VT SOCIALLY RESPONSIBLE	CLASSIB	3,293

EQ/400 MANAGED VOLATILITY	CLASS IB	8,497

EQ/2000 MANAGED VOLATILITY	CLASS IB	14,468

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASSIB	27,954

EQ/AB SMALL CAP GROWTH	CLASSIB	22,297

EQ/AGGRESSIVE ALLOCATION	CLASS IB	134,733

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	26,995

EQ/BALANCED STRATEGY	CLASS IB	37,581

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASSIB	9,460

EQ/COMMON STOCK INDEX	CLASS IB	14,034

EQ/CONSERVATIVE ALLOCATION	CLASS IB	44,766

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	5,511

EQ/CONSERVATIVE STRATEGY	CLASS IB	3,327

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	48,409

EQ/CORE BOND INDEX	CLASS IB	73,505

EQ/EQUITY 500 INDEX	CLASS IB	20,478

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASSIB	4,361

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASSIB	31,415

EQ/GROWTH STRATEGY	CLASS IB	23,852

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	9,493

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASSIB	45,244

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	37,293

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASSIB	17,145

EQ/JANUS ENTERPRISE	CLASS IB	14,022

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASSIB	108,158

EQ/LARGE CAP GROWTH INDEX	CLASSIB	29,111

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASSIB	76,640

EQ/LARGE CAP VALUE INDEX	CLASSIB	34,022

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASSIB	90,368

EQ/MID CAP INDEX	CLASS IB	37,670

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASSIB	44,819

EQ/MODERATE ALLOCATION	CLASS IB	153,959

EQ/MODERATE GROWTH STRATEGY	CLASS IB	27,249

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	371,597

EQ/MONEY MARKET	CLASS IB	574,985

EQ/QUALITY BOND PLUS	CLASS IB	57,842

EQ/SMALL COMPANY INDEX	CLASS IB	27,596

MULTIMANAGER TECHNOLOGY	CLASS IB	17,898

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	CLASS IB	$22.03	192
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	CLASS IB	$21.80	509
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	CLASS IB	$21.19	515
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	CLASS IB	$21.35	26
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	CLASS IB	$21.13	323
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	CLASS IB	$20.69	650
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	CLASS IB	$20.47	455
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	CLASS IB	$20.26	70
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	CLASS IB	$20.05	740
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	CLASS IB	$19.84	53
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	CLASS IB	$19.42	1

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	CLASS IB	$136.65	165
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	CLASS IB	$134.09	507
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	CLASS IB	$204.02	427
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	CLASS IB	$129.10	63
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	CLASS IB	$126.67	336
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	CLASS IB	$121.95	786
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	CLASS IB	$119.66	730
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	CLASS IB	$117.41	70
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	CLASS IB	$115.19	883
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	CLASS IB	$113.03	85
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	CLASS IB	$108.80	1
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	CLASS IB	$104.73	1

1290 VT SMARTBETA EQUITY ESG	1.20%	CLASS IB	$18.18	457
1290 VT SMARTBETA EQUITY ESG	1.25%	CLASS IB	$18.13	986
1290 VT SMARTBETA EQUITY ESG	1.30%	CLASS IB	$18.08	1,365
1290 VT SMARTBETA EQUITY ESG	1.35%	CLASS IB	$18.03	78
1290 VT SMARTBETA EQUITY ESG	1.40%	CLASS IB	$17.98	574
1290 VT SMARTBETA EQUITY ESG	1.50%	CLASS IB	$17.88	1,064
1290 VT SMARTBETA EQUITY ESG	1.55%	CLASS IB	$17.82	1,104
1290 VT SMARTBETA EQUITY ESG	1.60%	CLASS IB	$17.77	194
1290 VT SMARTBETA EQUITY ESG	1.65%	CLASS IB	$17.72	2,812
1290 VT SMARTBETA EQUITY ESG	1.70%	CLASS IB	$17.67	257
1290 VT SMARTBETA EQUITY ESG	1.80%	CLASS IB	$17.57	—

1290 VT SOCIALLY RESPONSIBLE	1.20%	CLASS IB	$43.09	124
1290 VT SOCIALLY RESPONSIBLE	1.25%	CLASS IB	$55.96	226
1290 VT SOCIALLY RESPONSIBLE	1.30%	CLASS IB	$55.21	120
1290 VT SOCIALLY RESPONSIBLE	1.35%	CLASS IB	$41.40	23
1290 VT SOCIALLY RESPONSIBLE	1.40%	CLASS IB	$40.85	181
1290 VT SOCIALLY RESPONSIBLE	1.50%	CLASS IB	$52.88	261
1290 VT SOCIALLY RESPONSIBLE	1.55%	CLASS IB	$39.24	222
1290 VT SOCIALLY RESPONSIBLE	1.60%	CLASS IB	$38.72	109
1290 VT SOCIALLY RESPONSIBLE	1.65%	CLASS IB	$51.11	352
1290 VT SOCIALLY RESPONSIBLE	1.70%	CLASS IB	$37.70	89
1290 VT SOCIALLY RESPONSIBLE	1.80%	CLASS IB	$36.70	1

EQ/400 MANAGED VOLATILITY	1.20%	CLASS IB	$24.77	926
EQ/400 MANAGED VOLATILITY	1.25%	CLASS IB	$24.62	873

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	CLASS IB	$24.46	629
EQ/400 MANAGED VOLATILITY	1.35%	CLASS IB	$24.30	86
EQ/400 MANAGED VOLATILITY	1.40%	CLASS IB	$24.15	1,423
EQ/400 MANAGED VOLATILITY	1.50%	CLASS IB	$23.84	1,097
EQ/400 MANAGED VOLATILITY	1.55%	CLASS IB	$23.69	628
EQ/400 MANAGED VOLATILITY	1.60%	CLASS IB	$23.53	585
EQ/400 MANAGED VOLATILITY	1.65%	CLASS IB	$23.38	1,307
EQ/400 MANAGED VOLATILITY	1.70%	CLASS IB	$23.23	178
EQ/400 MANAGED VOLATILITY	1.80%	CLASS IB	$22.94	2
EQ/400 MANAGED VOLATILITY	1.90%	CLASS IB	$22.64	2

EQ/2000 MANAGED VOLATILITY	0.95%	CLASS IB	$23.48	—
EQ/2000 MANAGED VOLATILITY	1.20%	CLASS IB	$22.74	1,423
EQ/2000 MANAGED VOLATILITY	1.25%	CLASS IB	$22.59	2,092
EQ/2000 MANAGED VOLATILITY	1.30%	CLASS IB	$22.45	899
EQ/2000 MANAGED VOLATILITY	1.35%	CLASS IB	$22.31	530
EQ/2000 MANAGED VOLATILITY	1.40%	CLASS IB	$22.16	1,699
EQ/2000 MANAGED VOLATILITY	1.50%	CLASS IB	$21.88	2,432
EQ/2000 MANAGED VOLATILITY	1.55%	CLASS IB	$21.74	1,154
EQ/2000 MANAGED VOLATILITY	1.60%	CLASS IB	$21.60	828
EQ/2000 MANAGED VOLATILITY	1.65%	CLASS IB	$21.46	2,168
EQ/2000 MANAGED VOLATILITY	1.70%	CLASS IB	$21.33	222
EQ/2000 MANAGED VOLATILITY	1.80%	CLASS IB	$21.05	13
EQ/2000 MANAGED VOLATILITY	1.90%	CLASS IB	$20.78	3

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	CLASS IB	$9.86	1,053
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	CLASS IB	$9.80	3,798
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	CLASS IB	$9.74	4,196
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	CLASS IB	$9.67	377
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	CLASS IB	$9.61	1,876
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	CLASS IB	$9.49	4,853
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	CLASS IB	$9.43	2,931
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	CLASS IB	$9.37	1,009
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	CLASS IB	$9.31	7,852
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	CLASS IB	$9.25	865
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	CLASS IB	$9.13	4
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	CLASS IB	$9.01	2

EQ/AB SMALL CAP GROWTH	0.95%	CLASS IB	$76.88	—
EQ/AB SMALL CAP GROWTH	1.20%	CLASS IB	$71.50	334
EQ/AB SMALL CAP GROWTH	1.25%	CLASS IB	$55.17	623
EQ/AB SMALL CAP GROWTH	1.30%	CLASS IB	$54.37	690
EQ/AB SMALL CAP GROWTH	1.35%	CLASS IB	$68.45	288
EQ/AB SMALL CAP GROWTH	1.40%	CLASS IB	$67.46	538
EQ/AB SMALL CAP GROWTH	1.50%	CLASS IB	$52.14	1,050
EQ/AB SMALL CAP GROWTH	1.55%	CLASS IB	$64.58	632
EQ/AB SMALL CAP GROWTH	1.60%	CLASS IB	$63.65	249
EQ/AB SMALL CAP GROWTH	1.65%	CLASS IB	$50.40	1,212
EQ/AB SMALL CAP GROWTH	1.70%	CLASS IB	$61.83	89
EQ/AB SMALL CAP GROWTH	1.80%	CLASS IB	$60.05	1
EQ/AB SMALL CAP GROWTH	1.90%	CLASS IB	$58.32	—

EQ/AGGRESSIVE ALLOCATION	0.00%	CLASS IB	$25.64	1
EQ/AGGRESSIVE ALLOCATION	1.15%	CLASS IB	$33.55	253

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.20%	CLASS IB	$33.18	934
EQ/AGGRESSIVE ALLOCATION	1.25%	CLASS IB	$36.40	4,366
EQ/AGGRESSIVE ALLOCATION	1.30%	CLASS IB	$34.24	9,535
EQ/AGGRESSIVE ALLOCATION	1.35%	CLASS IB	$32.09	233
EQ/AGGRESSIVE ALLOCATION	1.40%	CLASS IB	$31.74	895
EQ/AGGRESSIVE ALLOCATION	1.50%	CLASS IB	$34.39	4,203
EQ/AGGRESSIVE ALLOCATION	1.55%	CLASS IB	$30.70	6,153
EQ/AGGRESSIVE ALLOCATION	1.60%	CLASS IB	$30.36	277
EQ/AGGRESSIVE ALLOCATION	1.65%	CLASS IB	$33.24	14,513
EQ/AGGRESSIVE ALLOCATION	1.70%	CLASS IB	$32.87	1,220

EQ/AGGRESSIVE GROWTH STRATEGY	0.00%	CLASS IB	$23.11	2
EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	CLASS IB	$16.66	5
EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	CLASS IB	$16.48	240
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	CLASS IB	$16.43	393
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	CLASS IB	$16.38	1,556
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	CLASS IB	$16.34	7,371
EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	CLASS IB	$16.29	131
EQ/AGGRESSIVE GROWTH STRATEGY	1.40%	CLASS IB	$16.25	902
EQ/AGGRESSIVE GROWTH STRATEGY	1.50%	CLASS IB	$16.15	1,636
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	CLASS IB	$16.11	4,905
EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	CLASS IB	$16.06	480
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	CLASS IB	$16.02	10,907
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	CLASS IB	$15.97	815

EQ/BALANCED STRATEGY	0.95%	CLASS IB	$11.30	6
EQ/BALANCED STRATEGY	1.15%	CLASS IB	$14.83	286
EQ/BALANCED STRATEGY	1.20%	CLASS IB	$11.17	1,515
EQ/BALANCED STRATEGY	1.25%	CLASS IB	$11.15	3,675
EQ/BALANCED STRATEGY	1.30%	CLASS IB	$11.12	3,465
EQ/BALANCED STRATEGY	1.30%	CLASS IB	$22.68	7,502
EQ/BALANCED STRATEGY	1.35%	CLASS IB	$11.10	500
EQ/BALANCED STRATEGY	1.35%	CLASS IB	$14.59	17
EQ/BALANCED STRATEGY	1.40%	CLASS IB	$11.07	2,621
EQ/BALANCED STRATEGY	1.50%	CLASS IB	$11.02	4,330
EQ/BALANCED STRATEGY	1.55%	CLASS IB	$10.99	3,232
EQ/BALANCED STRATEGY	1.55%	CLASS IB	$21.74	2,649
EQ/BALANCED STRATEGY	1.60%	CLASS IB	$10.97	764
EQ/BALANCED STRATEGY	1.65%	CLASS IB	$10.94	7,662
EQ/BALANCED STRATEGY	1.65%	CLASS IB	$21.38	2,254
EQ/BALANCED STRATEGY	1.70%	CLASS IB	$10.92	946
EQ/BALANCED STRATEGY	1.70%	CLASS IB	$21.20	103
EQ/BALANCED STRATEGY	1.80%	CLASS IB	$10.87	18

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$35.89	133
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$35.54	453
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$35.20	651
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	CLASS IB	$34.85	29
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	CLASS IB	$34.51	147
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	CLASS IB	$33.84	339
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$33.51	471
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	CLASS IB	$33.19	86
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$32.86	1,220
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$32.54	125

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	0.95%	CLASS IB	$670.37	—
EQ/COMMON STOCK INDEX	1.20%	CLASS IB	$590.88	94
EQ/COMMON STOCK INDEX	1.25%	CLASS IB	$58.01	1,646
EQ/COMMON STOCK INDEX	1.30%	CLASS IB	$56.51	1,120
EQ/COMMON STOCK INDEX	1.35%	CLASS IB	$547.75	139
EQ/COMMON STOCK INDEX	1.40%	CLASS IB	$534.05	153
EQ/COMMON STOCK INDEX	1.50%	CLASS IB	$54.82	2,690
EQ/COMMON STOCK INDEX	1.55%	CLASS IB	$494.99	171
EQ/COMMON STOCK INDEX	1.60%	CLASS IB	$482.61	64
EQ/COMMON STOCK INDEX	1.65%	CLASS IB	$52.99	1,760
EQ/COMMON STOCK INDEX	1.70%	CLASS IB	$917.57	11
EQ/COMMON STOCK INDEX	1.80%	CLASS IB	$872.09	1
EQ/COMMON STOCK INDEX	1.90%	CLASS IB	$828.86	—

EQ/CONSERVATIVE ALLOCATION	1.15%	CLASS IB	$15.12	81
EQ/CONSERVATIVE ALLOCATION	1.20%	CLASS IB	$14.95	1,313
EQ/CONSERVATIVE ALLOCATION	1.25%	CLASS IB	$15.51	2,514
EQ/CONSERVATIVE ALLOCATION	1.30%	CLASS IB	$15.33	4,227
EQ/CONSERVATIVE ALLOCATION	1.35%	CLASS IB	$14.46	594
EQ/CONSERVATIVE ALLOCATION	1.40%	CLASS IB	$14.30	1,887
EQ/CONSERVATIVE ALLOCATION	1.50%	CLASS IB	$14.65	3,312
EQ/CONSERVATIVE ALLOCATION	1.55%	CLASS IB	$13.83	3,423
EQ/CONSERVATIVE ALLOCATION	1.60%	CLASS IB	$13.68	1,009
EQ/CONSERVATIVE ALLOCATION	1.65%	CLASS IB	$14.16	6,491
EQ/CONSERVATIVE ALLOCATION	1.70%	CLASS IB	$14.00	638
EQ/CONSERVATIVE ALLOCATION	1.80%	CLASS IB	$13.08	14

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	CLASS IB	$19.58	2,142
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	CLASS IB	$18.77	907
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	CLASS IB	$18.46	895
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	CLASS IB	$18.30	58

EQ/CONSERVATIVE STRATEGY	1.30%	CLASS IB	$14.18	1,699
EQ/CONSERVATIVE STRATEGY	1.55%	CLASS IB	$13.59	473
EQ/CONSERVATIVE STRATEGY	1.65%	CLASS IB	$13.36	572
EQ/CONSERVATIVE STRATEGY	1.70%	CLASS IB	$13.25	50

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	CLASS IB	$15.89	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	CLASS IB	$18.96	73
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	CLASS IB	$18.75	646
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	CLASS IB	$19.77	2,552
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	CLASS IB	$19.55	3,397
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	CLASS IB	$18.14	404
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	CLASS IB	$17.94	1,452
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	CLASS IB	$18.68	3,206
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	CLASS IB	$17.35	3,368
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	CLASS IB	$17.16	509
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	CLASS IB	$18.06	5,506
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	CLASS IB	$17.85	624
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	CLASS IB	$16.41	19

EQ/CORE BOND INDEX	0.25%	CLASS IB	$11.31	11
EQ/CORE BOND INDEX	0.65%	CLASS IB	$11.55	116
EQ/CORE BOND INDEX	0.95%	CLASS IB	$16.37	1
EQ/CORE BOND INDEX	1.20%	CLASS IB	$15.25	3,995

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	1.25%	CLASS IB	$10.53	280
EQ/CORE BOND INDEX	1.25%	CLASS IB	$11.32	8,427
EQ/CORE BOND INDEX	1.30%	CLASS IB	$11.16	7,321
EQ/CORE BOND INDEX	1.35%	CLASS IB	$14.62	1,170
EQ/CORE BOND INDEX	1.40%	CLASS IB	$14.41	5,483
EQ/CORE BOND INDEX	1.50%	CLASS IB	$10.70	10,229
EQ/CORE BOND INDEX	1.55%	CLASS IB	$13.81	6,076
EQ/CORE BOND INDEX	1.60%	CLASS IB	$13.61	2,515
EQ/CORE BOND INDEX	1.65%	CLASS IB	$9.66	16
EQ/CORE BOND INDEX	1.65%	CLASS IB	$10.34	11,255
EQ/CORE BOND INDEX	1.70%	CLASS IB	$13.23	1,190
EQ/CORE BOND INDEX	1.80%	CLASS IB	$12.86	30
EQ/CORE BOND INDEX	1.90%	CLASS IB	$12.50	3

EQ/EQUITY 500 INDEX	0.00%	CLASS IB	$43.69	1
EQ/EQUITY 500 INDEX	0.65%	CLASS IB	$65.90	27
EQ/EQUITY 500 INDEX	0.95%	CLASS IB	$164.17	1
EQ/EQUITY 500 INDEX	1.20%	CLASS IB	$151.47	958
EQ/EQUITY 500 INDEX	1.25%	CLASS IB	$60.08	280
EQ/EQUITY 500 INDEX	1.25%	CLASS IB	$67.46	3,230
EQ/EQUITY 500 INDEX	1.30%	CLASS IB	$66.36	3,391
EQ/EQUITY 500 INDEX	1.35%	CLASS IB	$144.32	487
EQ/EQUITY 500 INDEX	1.40%	CLASS IB	$142.01	1,462
EQ/EQUITY 500 INDEX	1.50%	CLASS IB	$63.75	4,001
EQ/EQUITY 500 INDEX	1.55%	CLASS IB	$135.29	1,461
EQ/EQUITY 500 INDEX	1.60%	CLASS IB	$133.13	805
EQ/EQUITY 500 INDEX	1.65%	CLASS IB	$45.15	72
EQ/EQUITY 500 INDEX	1.65%	CLASS IB	$61.62	7,082
EQ/EQUITY 500 INDEX	1.70%	CLASS IB	$128.89	559
EQ/EQUITY 500 INDEX	1.80%	CLASS IB	$124.78	14
EQ/EQUITY 500 INDEX	1.90%	CLASS IB	$120.80	—

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$27.85	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$26.52	68
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$26.26	147
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$26.00	625
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$25.75	46
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	CLASS IB	$25.50	83
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	CLASS IB	$25.01	205
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$24.76	384
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$24.52	37
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$24.28	759
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$24.04	53

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	CLASS IB	$50.43	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	CLASS IB	$46.93	562
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$60.59	1,247
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$59.72	1,270
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	CLASS IB	$44.96	266
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	CLASS IB	$44.31	1,045
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	CLASS IB	$57.26	1,825
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$42.44	1,719
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	CLASS IB	$41.83	293
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$55.35	1,864

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$40.65	222
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	CLASS IB	$39.49	2

EQ/GROWTH STRATEGY	0.00%	CLASS IB	$31.32	2
EQ/GROWTH STRATEGY	1.30%	CLASS IB	$30.94	7,598
EQ/GROWTH STRATEGY	1.55%	CLASS IB	$29.67	3,142
EQ/GROWTH STRATEGY	1.65%	CLASS IB	$29.17	4,386
EQ/GROWTH STRATEGY	1.70%	CLASS IB	$28.93	245

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	CLASS IB	$20.79	476
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	CLASS IB	$10.99	622
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	CLASS IB	$10.79	1,517
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	CLASS IB	$19.72	69
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	CLASS IB	$19.38	652
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	CLASS IB	$10.39	708
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	CLASS IB	$18.38	906
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	CLASS IB	$18.06	249
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	CLASS IB	$10.04	1,381
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	CLASS IB	$17.43	122

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	CLASS IB	$24.57	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	CLASS IB	$22.97	1,827
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	CLASS IB	$26.47	2,967
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	CLASS IB	$26.11	2,701
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	CLASS IB	$22.06	335
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	CLASS IB	$21.76	2,207
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	CLASS IB	$25.01	3,169
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	CLASS IB	$20.89	3,072
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	CLASS IB	$20.61	1,333
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	CLASS IB	$24.17	5,139
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	CLASS IB	$20.06	614
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	CLASS IB	$19.52	9
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	CLASS IB	$19.00	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	CLASS IB	$29.14	—
EQ/INTERNATIONAL EQUITY INDEX	1.20%	CLASS IB	$26.96	1,321
EQ/INTERNATIONAL EQUITY INDEX	1.25%	CLASS IB	$25.85	2,838
EQ/INTERNATIONAL EQUITY INDEX	1.30%	CLASS IB	$25.45	2,386
EQ/INTERNATIONAL EQUITY INDEX	1.35%	CLASS IB	$25.73	299
EQ/INTERNATIONAL EQUITY INDEX	1.40%	CLASS IB	$25.33	1,897
EQ/INTERNATIONAL EQUITY INDEX	1.50%	CLASS IB	$24.43	3,141
EQ/INTERNATIONAL EQUITY INDEX	1.55%	CLASS IB	$24.17	2,200
EQ/INTERNATIONAL EQUITY INDEX	1.60%	CLASS IB	$23.80	796
EQ/INTERNATIONAL EQUITY INDEX	1.65%	CLASS IB	$23.61	4,846
EQ/INTERNATIONAL EQUITY INDEX	1.70%	CLASS IB	$23.07	802
EQ/INTERNATIONAL EQUITY INDEX	1.80%	CLASS IB	$22.36	12

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$35.06	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$32.61	619
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$25.19	1,416
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$24.83	1,084
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$31.22	665
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	CLASS IB	$30.77	755
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	CLASS IB	$23.81	1,654
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$29.45	1,098

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$29.03	390
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$23.01	1,841
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$28.20	133
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	CLASS IB	$27.38	5
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	CLASS IB	$26.60	1

EQ/JANUS ENTERPRISE	1.20%	CLASS IB	$50.94	237
EQ/JANUS ENTERPRISE	1.25%	CLASS IB	$50.41	769
EQ/JANUS ENTERPRISE	1.30%	CLASS IB	$49.88	908
EQ/JANUS ENTERPRISE	1.35%	CLASS IB	$49.36	46
EQ/JANUS ENTERPRISE	1.40%	CLASS IB	$48.85	418
EQ/JANUS ENTERPRISE	1.50%	CLASS IB	$47.84	1,005
EQ/JANUS ENTERPRISE	1.55%	CLASS IB	$47.34	991
EQ/JANUS ENTERPRISE	1.60%	CLASS IB	$46.84	120
EQ/JANUS ENTERPRISE	1.65%	CLASS IB	$46.35	1,457
EQ/JANUS ENTERPRISE	1.70%	CLASS IB	$45.87	120
EQ/JANUS ENTERPRISE	1.80%	CLASS IB	$44.92	1

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	CLASS IB	$46.45	4
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	CLASS IB	$43.39	2,727
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	CLASS IB	$55.15	2,572
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	CLASS IB	$54.40	1,956
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	CLASS IB	$41.65	1,532
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	CLASS IB	$41.08	3,161
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	CLASS IB	$52.12	2,192
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	CLASS IB	$39.43	2,564
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	CLASS IB	$38.89	2,534
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	CLASS IB	$50.38	4,503
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	CLASS IB	$37.84	689
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	CLASS IB	$36.81	17
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	CLASS IB	$35.81	4

EQ/LARGE CAP GROWTH INDEX	0.95%	CLASS IB	$62.12	2
EQ/LARGE CAP GROWTH INDEX	1.20%	CLASS IB	$58.06	808
EQ/LARGE CAP GROWTH INDEX	1.25%	CLASS IB	$100.46	1,029
EQ/LARGE CAP GROWTH INDEX	1.30%	CLASS IB	$99.11	1,019
EQ/LARGE CAP GROWTH INDEX	1.35%	CLASS IB	$55.76	465
EQ/LARGE CAP GROWTH INDEX	1.40%	CLASS IB	$55.01	1,356
EQ/LARGE CAP GROWTH INDEX	1.50%	CLASS IB	$94.93	1,258
EQ/LARGE CAP GROWTH INDEX	1.55%	CLASS IB	$52.82	2,000
EQ/LARGE CAP GROWTH INDEX	1.60%	CLASS IB	$52.11	856
EQ/LARGE CAP GROWTH INDEX	1.65%	CLASS IB	$91.77	2,022
EQ/LARGE CAP GROWTH INDEX	1.70%	CLASS IB	$50.72	437
EQ/LARGE CAP GROWTH INDEX	1.80%	CLASS IB	$49.36	10
EQ/LARGE CAP GROWTH INDEX	1.90%	CLASS IB	$48.04	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	CLASS IB	$100.15	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	CLASS IB	$93.14	2,174
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	CLASS IB	$78.70	4,009
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	CLASS IB	$77.56	3,493
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	CLASS IB	$89.18	1,198
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	CLASS IB	$87.89	3,229
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	CLASS IB	$74.37	5,036
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	CLASS IB	$84.14	3,170

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	CLASS IB	$82.92	1,580
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	CLASS IB	$71.89	6,687
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	CLASS IB	$80.54	528
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	CLASS IB	$78.23	15
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	CLASS IB	$75.97	2

EQ/LARGE CAP VALUE INDEX	0.95%	CLASS IB	$21.85	—
EQ/LARGE CAP VALUE INDEX	1.20%	CLASS IB	$20.76	798
EQ/LARGE CAP VALUE INDEX	1.25%	CLASS IB	$20.55	2,649
EQ/LARGE CAP VALUE INDEX	1.30%	CLASS IB	$20.34	2,722
EQ/LARGE CAP VALUE INDEX	1.35%	CLASS IB	$20.43	225
EQ/LARGE CAP VALUE INDEX	1.40%	CLASS IB	$19.93	1,156
EQ/LARGE CAP VALUE INDEX	1.50%	CLASS IB	$19.52	2,873
EQ/LARGE CAP VALUE INDEX	1.55%	CLASS IB	$19.32	2,078
EQ/LARGE CAP VALUE INDEX	1.60%	CLASS IB	$19.13	488
EQ/LARGE CAP VALUE INDEX	1.65%	CLASS IB	$18.93	5,854
EQ/LARGE CAP VALUE INDEX	1.70%	CLASS IB	$18.74	811
EQ/LARGE CAP VALUE INDEX	1.80%	CLASS IB	$18.36	3

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$44.54	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$41.49	4,057
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$34.57	6,470
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$34.08	4,452
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$39.77	1,795
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	CLASS IB	$39.21	5,657
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	CLASS IB	$32.67	7,892
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$37.57	4,267
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$37.04	2,567
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$31.58	8,309
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$36.00	838
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	CLASS IB	$34.99	35
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	CLASS IB	$34.01	7

EQ/MID CAP INDEX	0.95%	CLASS IB	$42.95	—
EQ/MID CAP INDEX	1.20%	CLASS IB	$40.28	1,277
EQ/MID CAP INDEX	1.25%	CLASS IB	$46.22	1,896
EQ/MID CAP INDEX	1.30%	CLASS IB	$45.63	1,445
EQ/MID CAP INDEX	1.35%	CLASS IB	$38.76	132
EQ/MID CAP INDEX	1.40%	CLASS IB	$38.27	1,760
EQ/MID CAP INDEX	1.50%	CLASS IB	$43.68	2,108
EQ/MID CAP INDEX	1.55%	CLASS IB	$36.82	1,758
EQ/MID CAP INDEX	1.60%	CLASS IB	$36.35	860
EQ/MID CAP INDEX	1.65%	CLASS IB	$42.22	2,886
EQ/MID CAP INDEX	1.70%	CLASS IB	$35.43	416
EQ/MID CAP INDEX	1.80%	CLASS IB	$34.52	11

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	CLASS IB	$50.64	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	CLASS IB	$47.10	1,351
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	CLASS IB	$41.16	2,542
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$40.56	1,584
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$45.09	177
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	CLASS IB	$44.44	1,811
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	CLASS IB	$38.89	3,270
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$42.54	1,495

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$41.93	724
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$37.59	3,405
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$40.73	346
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	CLASS IB	$39.55	10
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	CLASS IB	$38.42	1

EQ/MODERATE ALLOCATION	0.00%	CLASS IB	$17.73	40
EQ/MODERATE ALLOCATION	0.95%	CLASS IB	$100.38	—
EQ/MODERATE ALLOCATION	1.15%	CLASS IB	$92.59	93
EQ/MODERATE ALLOCATION	1.20%	CLASS IB	$90.74	780
EQ/MODERATE ALLOCATION	1.25%	CLASS IB	$22.28	10,589
EQ/MODERATE ALLOCATION	1.30%	CLASS IB	$21.91	16,383
EQ/MODERATE ALLOCATION	1.35%	CLASS IB	$85.39	216
EQ/MODERATE ALLOCATION	1.40%	CLASS IB	$83.68	1,335
EQ/MODERATE ALLOCATION	1.50%	CLASS IB	$21.05	12,180
EQ/MODERATE ALLOCATION	1.55%	CLASS IB	$78.75	2,992
EQ/MODERATE ALLOCATION	1.60%	CLASS IB	$77.17	568
EQ/MODERATE ALLOCATION	1.65%	CLASS IB	$20.35	23,949
EQ/MODERATE ALLOCATION	1.70%	CLASS IB	$74.10	497
EQ/MODERATE ALLOCATION	1.80%	CLASS IB	$71.15	6
EQ/MODERATE ALLOCATION	1.90%	CLASS IB	$68.31	—

EQ/MODERATE GROWTH STRATEGY	0.00%	CLASS IB	$27.36	5
EQ/MODERATE GROWTH STRATEGY	1.30%	CLASS IB	$27.04	9,485
EQ/MODERATE GROWTH STRATEGY	1.55%	CLASS IB	$25.92	3,853
EQ/MODERATE GROWTH STRATEGY	1.65%	CLASS IB	$25.49	3,495
EQ/MODERATE GROWTH STRATEGY	1.70%	CLASS IB	$25.27	229

EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$21.41	13
EQ/MODERATE-PLUS ALLOCATION	0.95%	CLASS IB	$28.67	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	CLASS IB	$27.43	467
EQ/MODERATE-PLUS ALLOCATION	1.20%	CLASS IB	$27.13	2,182
EQ/MODERATE-PLUS ALLOCATION	1.25%	CLASS IB	$29.69	16,090
EQ/MODERATE-PLUS ALLOCATION	1.30%	CLASS IB	$29.36	23,140
EQ/MODERATE-PLUS ALLOCATION	1.35%	CLASS IB	$26.24	906
EQ/MODERATE-PLUS ALLOCATION	1.40%	CLASS IB	$25.95	3,912
EQ/MODERATE-PLUS ALLOCATION	1.50%	CLASS IB	$28.06	17,637
EQ/MODERATE-PLUS ALLOCATION	1.55%	CLASS IB	$25.10	19,105
EQ/MODERATE-PLUS ALLOCATION	1.60%	CLASS IB	$24.82	1,533
EQ/MODERATE-PLUS ALLOCATION	1.65%	CLASS IB	$27.12	41,720
EQ/MODERATE-PLUS ALLOCATION	1.70%	CLASS IB	$26.81	3,218
EQ/MODERATE-PLUS ALLOCATION	1.80%	CLASS IB	$23.74	10

EQ/MONEY MARKET++	0.00%	CLASS IB	$11.48	14,002
EQ/MONEY MARKET	0.00%	CLASS IB	$52.75	14
EQ/MONEY MARKET	0.20%	CLASS IB	$11.37	329
EQ/MONEY MARKET++	0.65%	CLASS IB	$1.14	2,191
EQ/MONEY MARKET++	0.65%	CLASS IB	$116.57	26
EQ/MONEY MARKET	0.95%	CLASS IB	$34.51	—
EQ/MONEY MARKET	1.15%	CLASS IB	$31.55	—
EQ/MONEY MARKET++	1.15%	CLASS IB	$32.62	2,339
EQ/MONEY MARKET	1.20%	CLASS IB	$30.85	421
EQ/MONEY MARKET++	1.25%	CLASS IB	$1.11	36,273

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	1.25%	CLASS IB	$10.38	2,459
EQ/MONEY MARKET++	1.25%	CLASS IB	$110.60	636
EQ/MONEY MARKET	1.30%	CLASS IB	$10.14	1,781
EQ/MONEY MARKET	1.35%	CLASS IB	$28.83	430
EQ/MONEY MARKET++	1.35%	CLASS IB	$32.30	161
EQ/MONEY MARKET	1.40%	CLASS IB	$28.19	695
EQ/MONEY MARKET	1.50%	CLASS IB	$9.81	3,207
EQ/MONEY MARKET	1.55%	CLASS IB	$26.34	899
EQ/MONEY MARKET	1.60%	CLASS IB	$25.76	501
EQ/MONEY MARKET++	1.65%	CLASS IB	$1.09	7,431
EQ/MONEY MARKET	1.65%	CLASS IB	$9.48	3,908
EQ/MONEY MARKET++	1.65%	CLASS IB	$108.70	51
EQ/MONEY MARKET	1.70%	CLASS IB	$24.62	181
EQ/MONEY MARKET	1.80%	CLASS IB	$23.53	1

EQ/QUALITY BOND PLUS	1.20%	CLASS IB	$17.45	2,141
EQ/QUALITY BOND PLUS	1.25%	CLASS IB	$11.17	4,700
EQ/QUALITY BOND PLUS	1.30%	CLASS IB	$10.99	6,227
EQ/QUALITY BOND PLUS	1.35%	CLASS IB	$16.62	254
EQ/QUALITY BOND PLUS	1.40%	CLASS IB	$16.35	3,401
EQ/QUALITY BOND PLUS	1.50%	CLASS IB	$10.55	5,708
EQ/QUALITY BOND PLUS	1.55%	CLASS IB	$15.56	4,312
EQ/QUALITY BOND PLUS	1.60%	CLASS IB	$15.31	1,097
EQ/QUALITY BOND PLUS	1.65%	CLASS IB	$10.20	7,524
EQ/QUALITY BOND PLUS	1.70%	CLASS IB	$14.82	735
EQ/QUALITY BOND PLUS	1.80%	CLASS IB	$14.34	3
EQ/QUALITY BOND PLUS	1.90%	CLASS IB	$13.88	—

EQ/SMALL COMPANY INDEX	0.95%	CLASS IB	$57.18	—
EQ/SMALL COMPANY INDEX	1.20%	CLASS IB	$53.27	467
EQ/SMALL COMPANY INDEX	1.25%	CLASS IB	$45.30	929
EQ/SMALL COMPANY INDEX	1.30%	CLASS IB	$44.66	1,034
EQ/SMALL COMPANY INDEX	1.35%	CLASS IB	$51.05	145
EQ/SMALL COMPANY INDEX	1.40%	CLASS IB	$50.33	734
EQ/SMALL COMPANY INDEX	1.50%	CLASS IB	$42.81	1,172
EQ/SMALL COMPANY INDEX	1.55%	CLASS IB	$48.23	946
EQ/SMALL COMPANY INDEX	1.60%	CLASS IB	$47.55	305
EQ/SMALL COMPANY INDEX	1.65%	CLASS IB	$41.38	1,548
EQ/SMALL COMPANY INDEX	1.70%	CLASS IB	$46.22	216
EQ/SMALL COMPANY INDEX	1.80%	CLASS IB	$44.92	1
EQ/SMALL COMPANY INDEX	1.90%	CLASS IB	$43.66	—

MULTIMANAGER TECHNOLOGY	0.95%	CLASS IB	$109.57	—
MULTIMANAGER TECHNOLOGY	1.20%	CLASS IB	$103.11	389
MULTIMANAGER TECHNOLOGY	1.25%	CLASS IB	$119.14	702
MULTIMANAGER TECHNOLOGY	1.30%	CLASS IB	$117.69	910
MULTIMANAGER TECHNOLOGY	1.35%	CLASS IB	$99.42	107
MULTIMANAGER TECHNOLOGY	1.40%	CLASS IB	$98.22	869
MULTIMANAGER TECHNOLOGY	1.50%	CLASS IB	$112.58	1,069
MULTIMANAGER TECHNOLOGY	1.55%	CLASS IB	$94.70	1,024
MULTIMANAGER TECHNOLOGY	1.60%	CLASS IB	$93.55	321
MULTIMANAGER TECHNOLOGY	1.65%	CLASS IB	$108.82	1,320

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY	1.70%	CLASS IB	$91.30	167
MULTIMANAGER TECHNOLOGY	1.80%	CLASS IB	$89.10	6

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

FSA-21

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,073,381	$3,236,424	$1,155,791	$282,314	$1,696,892	$2,732,612
Expenses:
Asset-based charges	1,075,433	7,866,690	2,422,765	1,160,426	2,779,900	4,258,644

Net Investment Income (Loss)	997,948	(4,630,266)	(1,266,974)	(878,112)	(1,083,008)	(1,526,032)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	483,946	3,604,829	7,101,809	5,863,516	(2,007,063)	(5,698,007)
Net realized gain distribution from the Portfolios	2,240,288	32,392,466	12,596,587	5,877,223	14,816,508	9,937,036

Net realized gain (loss)	2,724,234	35,997,295	19,698,396	11,740,739	12,809,445	4,239,029

Net change in unrealized appreciation (depreciation) of investments	6,174,399	26,790,364	496,823	625,772	(8,243,159)	19,452,306

Net Realized and Unrealized Gain (Loss) on Investments	8,898,633	62,787,659	20,195,219	12,366,511	4,566,286	23,691,335

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,896,581	$58,157,393	$18,928,245	$11,488,399	$3,483,278	$22,165,303

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,319,605	$473,920	$19,638,935	$7,430,480	$13,451,187	$158,380
Expenses:
Asset-based charges	4,384,670	4,804,292	21,305,548	7,310,525	8,786,557	1,921,258

Net Investment Income (Loss)	5,934,935	(4,330,372)	(1,666,613)	119,955	4,664,630	(1,762,878)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,758,647	(14,342,651)	(112,907,881)	(16,453,302)	(5,090,554)	11,931,692
Net realized gain distribution from the Portfolios	—	31,613,440	129,222,173	41,334,395	37,651,170	710,477

Net realized gain (loss)	2,758,647	17,270,789	16,314,292	24,881,093	32,560,616	12,642,169

Net change in unrealized appreciation (depreciation) of investments	(892,664)	11,511,387	142,375,095	24,546,184	12,220,367	(2,967,973)

Net Realized and Unrealized Gain (Loss) on Investments	1,865,983	28,782,176	158,689,387	49,427,277	44,780,983	9,674,196

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,800,918	$24,451,804	$157,022,774	$49,547,232	$49,445,613	$7,911,318

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,366,590	$11,381,027	$1,881,115	$1,121,058	$10,044,287	$20,945,425
Expenses:
Asset-based charges	10,565,486	5,829,408	1,138,764	579,646	6,256,156	10,554,733

Net Investment Income (Loss)	(6,198,896)	5,551,619	742,351	541,412	3,788,131	10,390,692

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,838,389	(15,769,578)	503,728	435,614	(23,681,281)	(7,715,653)
Net realized gain distribution from the Portfolios	52,005,194	8,808,165	4,103,980	1,089,915	20,630,154	—

Net realized gain (loss)	84,843,583	(6,961,413)	4,607,708	1,525,529	(3,051,127)	(7,715,653)

Net change in unrealized appreciation (depreciation) of investments	22,345,785	24,104,521	397,820	408,143	29,719,748	32,007,669

Net Realized and Unrealized Gain (Loss) on Investments	107,189,368	17,143,108	5,005,528	1,933,672	26,668,621	24,292,016

Net Increase (Decrease) in Net Assets Resulting from Operations	$100,990,472	$22,694,727	$5,747,879	$2,475,084	$30,456,752	$34,682,708

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$13,435,409	$547,439	$4,210,568	$8,306,320	$2,810,740	$7,075,633
Expenses:
Asset-based charges	28,273,715	919,848	7,805,838	6,841,986	1,370,988	8,017,227

Net Investment Income (Loss)	(14,838,306)	(372,409)	(3,595,270)	1,464,334	1,439,752	(941,594)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	165,432,556	(6,336,254)	(23,793,089)	7,441,637	(804,149)	(4,084,498)
Net realized gain distribution from the Portfolios	50,649,848	4,791,737	53,282,195	38,962,953	—	39,370,761

Net realized gain (loss)	216,082,404	(1,544,517)	29,489,106	46,404,590	(804,149)	35,286,263

Net change in unrealized appreciation (depreciation) of investments	79,687,518	5,252,350	60,502,799	(4,291,744)	3,138,270	84,282,632

Net Realized and Unrealized Gain (Loss) on Investments	295,769,922	3,707,833	89,991,905	42,112,846	2,334,121	119,568,895

Net Increase (Decrease) in Net Assets Resulting from Operations	$280,931,616	$3,335,424	$86,396,635	$43,577,180	$3,773,873	$118,627,301

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,247,090	$5,406,895	$—	$8,543,852	$—	$2,352,814
Expenses:
Asset-based charges	7,110,546	3,666,752	4,458,708	16,675,339	12,092,373	36,629,085

Net Investment Income (Loss)	10,136,544	1,740,143	(4,458,708)	(8,131,487)	(12,092,373)	(34,276,271)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	16,697,107	(1,878,383)	(7,340,845)	(13,811,413)	73,156,192	(9,861,928)
Net realized gain distribution from the Portfolios	—	13,483,001	25,782,837	150,061,166	67,021,240	349,619,378

Net realized gain (loss)	16,697,107	11,604,618	18,441,992	136,249,753	140,177,432	339,757,450

Net change in unrealized appreciation (depreciation) of investments	97,794,576	42,818,381	5,519,049	(25,715,401)	(4,970,070)	(77,685,916)

Net Realized and Unrealized Gain (Loss) on Investments	114,491,683	54,422,999	23,961,041	110,534,352	135,207,362	262,071,534

Net Increase (Decrease) in Net Assets Resulting from Operations	$124,628,227	$56,163,142	$19,502,333	$102,402,865	$123,114,989	$227,795,263

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,530,998	$21,846,560	$4,969,124	$8,030,475	$43,798,659	$9,092,517
Expenses:
Asset-based charges	5,694,729	24,012,933	8,970,669	10,178,824	28,557,489	6,599,670

Net Investment Income (Loss)	(1,163,731)	(2,166,373)	(4,001,545)	(2,148,349)	15,241,170	2,492,847

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,328,835	(9,454,028)	(1,846,201)	(21,928,395)	(120,166,393)	4,213,363
Net realized gain distribution from the Portfolios	21,578,962	134,055,314	36,035,891	47,865,375	107,631,828	35,844,566

Net realized gain (loss)	29,907,797	124,601,286	34,189,690	25,936,980	(12,534,565)	40,057,929

Net change in unrealized appreciation (depreciation) of investments	20,166,070	23,983,931	2,650,223	721,430	159,217,803	(2,126,824)

Net Realized and Unrealized Gain (Loss) on Investments	50,073,867	148,585,217	36,839,913	26,658,410	146,683,238	37,931,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,910,136	$146,418,844	$32,838,368	$24,510,061	$161,924,408	$40,423,952

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MODERATE-PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,077,125	$25,585,677	$15,659,631	$2,770,642	$—
Expenses:
Asset-based charges	54,854,336	6,755,529	6,710,181	4,918,458	10,225,108

Net Investment Income (Loss)	12,222,789	18,830,148	8,949,450	(2,147,816)	(10,225,108)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(298,843,292)	(127,583)	(5,755,273)	(9,344,664)	33,552,593
Net realized gain distribution from the Portfolios	277,550,751	2,861	—	11,306,801	80,464,896

Net realized gain (loss)	(21,292,541)	(124,722)	(5,755,273)	1,962,137	114,017,489

Net change in unrealized appreciation (depreciation) of investments	360,815,300	63,121	18,432,576	35,971,717	49,059,047

Net Realized and Unrealized Gain (Loss) on Investments	339,522,759	(61,601)	12,677,303	37,933,854	163,076,536

Net Increase (Decrease) in Net Assets Resulting from Operations	$351,745,548	$18,768,547	$21,626,753	$35,786,038	$152,851,428

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$997,948	$279,542	$(4,630,266)	$(6,067,040)	$(1,266,974)	$(1,199,411)
Net realized gain (loss)	2,724,234	3,964,024	35,997,295	53,817,836	19,698,396	15,306,521
Net change in unrealized appreciation (depreciation) of investments	6,174,399	2,065,486	26,790,364	16,193,938	496,823	12,613,727

Net increase (decrease) in net assets resulting from operations	9,896,581	6,309,052	58,157,393	63,944,734	18,928,245	26,720,837

From Contractowners Transactions:
Payments received from contractowners	220,965	342,298	1,817,756	2,721,034	853,113	1,228,927
Transfers between Variable Investment Options including guaranteed interest account, net	(793,655)	664,888	(8,696,861)	(14,374,002)	(2,287,603)	(3,179,370)
Redemptions for contract benefits and terminations	(20,391,753)	(8,726,817)	(153,783,773)	(77,430,059)	(47,083,143)	(20,284,974)
Contract maintenance charges	(1,451,736)	(1,761,670)	(9,406,732)	(12,049,074)	(3,125,379)	(3,988,078)

Net increase (decrease) in net assets resulting from contractowners transactions	(22,416,179)	(9,481,301)	(170,069,610)	(101,132,101)	(51,643,012)	(26,223,495)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	5	—	—	10	—	—

Net Increase (Decrease) in Net Assets	(12,519,593)	(3,172,249)	(111,912,217)	(37,187,357)	(32,714,767)	497,342
Net Assets — Beginning of Year	86,363,270	89,535,519	643,469,811	680,657,168	191,947,754	191,450,412

Net Assets — End of Year	$73,843,677	$86,363,270	$531,557,594	$643,469,811	$159,232,987	$191,947,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(878,112)	$(962,669)	$(1,083,008)	$(1,047,564)	$(1,526,032)	$(401,520)
Net realized gain (loss)	11,740,739	8,303,995	12,809,445	22,779,345	4,239,029	23,442,053
Net change in unrealized appreciation (depreciation) of investments	625,772	9,250,283	(8,243,159)	3,619,157	19,452,306	7,257,534

Net increase (decrease) in net assets resulting from operations	11,488,399	16,591,609	3,483,278	25,350,938	22,165,303	30,298,067

From Contractowners Transactions:
Payments received from contractowners	242,134	120,794	873,671	547,014	1,832,940	1,319,569
Transfers between Variable Investment Options including guaranteed interest account, net	116,155	(4,613,717)	(523,341)	(5,181,639)	(2,733,656)	(3,935,449)
Redemptions for contract benefits and terminations	(18,359,550)	(10,694,649)	(41,032,163)	(26,577,241)	(56,450,924)	(37,289,460)
Contract maintenance charges	(1,151,518)	(1,388,574)	(2,952,666)	(3,775,355)	(4,459,266)	(5,413,463)

Net increase (decrease) in net assets resulting from contractowners transactions	(19,152,779)	(16,576,146)	(43,634,499)	(34,987,221)	(61,810,906)	(45,318,803)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	(4)	—	1	—

Net Increase (Decrease) in Net Assets	(7,664,380)	15,463	(40,151,225)	(9,636,283)	(39,645,602)	(15,020,736)
Net Assets — Beginning of Year	88,942,101	88,926,638	226,158,078	235,794,361	337,276,247	352,296,983

Net Assets — End of Year	$81,277,721	$88,942,101	$186,006,853	$226,158,078	$297,630,645	$337,276,247

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,934,935	$7,245,192	$(4,330,372)	$(4,702,469)	$(1,666,613)	$10,511,762
Net realized gain (loss)	2,758,647	1,564,920	17,270,789	34,354,443	16,314,292	67,556,538
Net change in unrealized appreciation (depreciation) of investments	(892,664)	1,291,609	11,511,387	15,840,316	142,375,095	136,858,850

Net increase (decrease) in net assets resulting from operations	7,800,918	10,101,721	24,451,804	45,492,290	157,022,774	214,927,150

From Contractowners Transactions:
Payments received from contractowners	4,295,692	3,304,326	1,375,875	1,478,396	7,702,486	8,313,504
Transfers between Variable Investment Options including guaranteed interest account, net	18,909,317	28,499,654	(4,618,703)	(5,058,265)	(17,065,154)	(28,525,330)
Redemptions for contract benefits and terminations	(102,453,345)	(53,270,498)	(71,188,903)	(41,068,939)	(522,209,093)	(193,465,007)
Contract maintenance charges	(7,359,653)	(9,033,455)	(5,060,804)	(6,288,005)	(28,379,092)	(37,968,833)

Net increase (decrease) in net assets resulting from contractowners transactions	(86,607,989)	(30,499,973)	(79,492,535)	(50,936,813)	(559,950,853)	(251,645,666)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(7)	128,843	9	(6)	13	—

Net Increase (Decrease) in Net Assets	(78,807,078)	(20,269,409)	(55,040,722)	(5,444,529)	(402,928,066)	(36,718,516)
Net Assets — Beginning of Year	353,593,228	373,862,637	385,023,489	390,468,018	1,828,643,919	1,865,362,435

Net Assets — End of Year	$274,786,150	$353,593,228	$329,982,767	$385,023,489	$1,425,715,853	$1,828,643,919

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$119,955	$4,419,291	$4,664,630	$7,577,759	$(1,762,878)	$(2,077,343)
Net realized gain (loss)	24,881,093	18,444,206	32,560,616	31,493,994	12,642,169	4,917,577
Net change in unrealized appreciation (depreciation) of investments	24,546,184	57,160,622	12,220,367	12,530,088	(2,967,973)	29,678,506

Net increase (decrease) in net assets resulting from operations	49,547,232	80,024,119	49,445,613	51,601,841	7,911,318	32,518,740

From Contractowners Transactions:
Payments received from contractowners	5,135,182	5,911,119	9,121,770	7,662,731	580,472	1,175,489
Transfers between Variable Investment Options including guaranteed interest account, net	(8,707,623)	(4,075,667)	20,519,790	8,963,746	(4,086,092)	(8,627,045)
Redemptions for contract benefits and terminations	(226,647,780)	(80,473,221)	(144,176,979)	(83,444,185)	(51,322,680)	(19,615,044)
Contract maintenance charges	(10,507,902)	(15,344,581)	(12,773,915)	(15,227,195)	(2,509,993)	(3,556,592)

Net increase (decrease) in net assets resulting from contractowners transactions	(240,728,123)	(93,982,350)	(127,309,334)	(82,044,903)	(57,338,293)	(30,623,192)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	12	—	(15)	25	1	—

Net Increase (Decrease) in Net Assets	(191,180,879)	(13,958,231)	(77,863,736)	(30,443,037)	(49,426,974)	1,895,548
Net Assets — Beginning of Year	665,877,787	679,836,018	677,677,912	708,120,949	173,630,840	171,735,292

Net Assets — End of Year	$474,696,908	$665,877,787	$599,814,176	$677,677,912	$124,203,866	$173,630,840

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,198,896)	$(5,770,150)	$5,551,619	$6,665,977	$742,351	$1,017,570
Net realized gain (loss)	84,843,583	74,984,063	(6,961,413)	289,390	4,607,708	3,556,792
Net change in unrealized appreciation (depreciation) of investments	22,345,785	84,413,254	24,104,521	9,055,388	397,820	611,024

Net increase (decrease) in net assets resulting from operations	100,990,472	153,627,167	22,694,727	16,010,755	5,747,879	5,185,386

From Contractowners Transactions:
Payments received from contractowners	3,949,924	3,040,242	11,098,685	8,272,289	567,699	297,574
Transfers between Variable Investment Options including guaranteed interest account, net	(10,859,882)	(18,581,178)	7,274,825	(6,453,509)	(1,795,007)	(595,075)
Redemptions for contract benefits and terminations	(144,030,785)	(93,672,156)	(124,180,636)	(84,690,321)	(9,254,522)	(10,347,012)
Contract maintenance charges	(10,017,972)	(11,464,512)	(11,466,182)	(15,641,848)	(1,874,210)	(1,981,534)

Net increase (decrease) in net assets resulting from contractowners transactions	(160,958,715)	(120,677,604)	(117,273,308)	(98,513,389)	(12,356,040)	(12,626,047)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	7	—	(160)	—	1	—

Net Increase (Decrease) in Net Assets	(59,968,236)	32,949,563	(94,578,741)	(82,502,634)	(6,608,160)	(7,440,661)
Net Assets — Beginning of Year	799,938,763	766,989,200	465,740,233	548,242,867	83,154,985	90,595,646

Net Assets — End of Year	$739,970,527	$799,938,763	$371,161,492	$465,740,233	$76,546,825	$83,154,985

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$541,412	$629,591	$3,788,131	$5,873,004	$10,390,692	$7,941,673
Net realized gain (loss)	1,525,529	808,732	(3,051,127)	12,083,115	(7,715,653)	(3,794,663)
Net change in unrealized appreciation (depreciation) of investments	408,143	46,259	29,719,748	11,534,328	32,007,669	3,509,630

Net increase (decrease) in net assets resulting from operations	2,475,084	1,484,582	30,456,752	29,490,447	34,682,708	7,656,640

From Contractowners Transactions:
Payments received from contractowners	985,160	243,908	7,471,316	6,556,295	7,271,822	6,746,746
Transfers between Variable Investment Options including guaranteed interest account, net	(51,826)	71,020	(2,926,093)	(947,175)	19,010,595	69,534,650
Redemptions for contract benefits and terminations	(6,125,237)	(6,144,234)	(136,042,431)	(79,086,604)	(157,117,210)	(105,571,752)
Contract maintenance charges	(1,175,405)	(1,247,978)	(10,658,199)	(13,769,343)	(13,551,429)	(15,633,722)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,367,308)	(7,077,284)	(142,155,407)	(87,246,827)	(144,386,222)	(44,924,078)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	(2)	—	11	11

Net Increase (Decrease) in Net Assets	(3,892,224)	(5,592,702)	(111,698,657)	(57,756,380)	(109,703,503)	(37,267,427)
Net Assets — Beginning of Year	42,722,769	48,315,471	513,419,968	571,176,348	808,738,187	846,005,614

Net Assets — End of Year	$38,830,545	$42,722,769	$401,721,311	$513,419,968	$699,034,684	$808,738,187

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(14,838,306)	$(13,723,068)	$(372,409)	$(280,585)	$(3,595,270)	$(1,718,042)
Net realized gain (loss)	216,082,404	129,190,634	(1,544,517)	4,728,186	29,489,106	63,822,045
Net change in unrealized appreciation (depreciation) of investments	79,687,518	316,296,020	5,252,350	3,036,088	60,502,799	5,354,379

Net increase (decrease) in net assets resulting from operations	280,931,616	431,763,586	3,335,424	7,483,689	86,396,635	67,458,382

From Contractowners Transactions:
Payments received from contractowners	11,292,587	11,247,604	251,504	333,617	1,671,949	1,737,389
Transfers between Variable Investment Options including guaranteed interest account, net	3,409,052	1,125,101	(2,273,007)	(892,899)	(14,219,332)	(11,853,387)
Redemptions for contract benefits and terminations	(482,790,917)	(258,191,393)	(20,791,426)	(10,089,903)	(137,386,712)	(68,684,771)
Contract maintenance charges	(27,707,706)	(32,162,244)	(1,279,965)	(1,758,706)	(9,575,866)	(11,907,984)

Net increase (decrease) in net assets resulting from contractowners transactions	(495,796,984)	(277,980,932)	(24,092,894)	(12,407,891)	(159,509,961)	(90,708,753)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	144	7	(5)	—	(3)	—

Net Increase (Decrease) in Net Assets	(214,865,224)	153,782,661	(20,757,475)	(4,924,202)	(73,113,329)	(23,250,371)

Net Assets — Beginning of Year	2,173,320,108	2,019,537,447	81,247,821	86,172,023	611,194,503	634,444,874

Net Assets — End of Year	$1,958,454,884	$2,173,320,108	$60,490,346	$81,247,821	$538,081,174	$611,194,503

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,464,334	$4,144,398	$1,439,752	$1,067,346	$(941,594)	$3,818,902
Net realized gain (loss)	46,404,590	33,645,226	(804,149)	(682,815)	35,286,263	30,716,200
Net change in unrealized appreciation (depreciation) of investments	(4,291,744)	13,997,899	3,138,270	580,157	84,282,632	(21,320,800)

Net increase (decrease) in net assets resulting from operations	43,577,180	51,787,523	3,773,873	964,688	118,627,301	13,214,302

From Contractowners Transactions:
Payments received from contractowners	514,832	679,467	971,158	1,206,632	3,065,415	3,711,551
Transfers between Variable Investment Options including guaranteed interest account, net	1,094,581	2,859,985	3,000,729	7,417,792	(18,778,159)	4,511,414
Redemptions for contract benefits and terminations	(63,279,796)	(58,150,557)	(17,452,125)	(13,299,086)	(114,042,953)	(70,404,322)
Contract maintenance charges	(8,998,768)	(9,547,625)	(1,912,805)	(2,242,637)	(9,550,604)	(11,279,631)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,669,151)	(64,158,730)	(15,393,043)	(6,917,299)	(139,306,301)	(73,460,988)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(3)	10	7,669	11	1	—

Net Increase (Decrease) in Net Assets	(27,091,974)	(12,371,197)	(11,611,501)	(5,952,600)	(20,678,999)	(60,246,686)
Net Assets — Beginning of Year	490,526,107	502,897,304	103,211,190	109,163,790	574,898,240	635,144,926

Net Assets — End of Year	$463,434,133	$490,526,107	$91,599,689	$103,211,190	$554,219,241	$574,898,240

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,136,544	$7,450,233	$1,740,143	$2,372,300	$(4,458,708)	$(5,550,115)
Net realized gain (loss)	16,697,107	5,767,940	11,604,618	15,525,577	18,441,992	26,953,332
Net change in unrealized appreciation (depreciation) of investments	97,794,576	5,280,690	42,818,381	(17,152,873)	5,519,049	23,055,135

Net increase (decrease) in net assets resulting from operations	124,628,227	18,498,863	56,163,142	745,004	19,502,333	44,458,352

From Contractowners Transactions:
Payments received from contractowners	2,713,151	2,909,423	1,866,522	2,868,375	1,044,223	1,037,938
Transfers between Variable Investment Options including guaranteed interest account, net	4,026,495	10,542,790	(6,513,711)	3,723,146	(3,421,972)	(4,500,932)
Redemptions for contract benefits and terminations	(112,466,726)	(55,891,663)	(55,337,136)	(30,992,012)	(83,447,651)	(40,757,188)
Contract maintenance charges	(8,180,396)	(9,446,684)	(4,038,674)	(4,790,543)	(5,438,904)	(6,963,231)

Net increase (decrease) in net assets resulting from contractowners transactions	(113,907,476)	(51,886,134)	(64,022,999)	(29,191,034)	(91,264,304)	(51,183,413)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(13)	—	3	—	1	(6)

Net Increase (Decrease) in Net Assets	10,720,738	(33,387,271)	(7,859,854)	(28,446,030)	(71,761,970)	(6,725,067)
Net Assets — Beginning of Year	496,829,491	530,216,762	263,998,723	292,444,753	364,347,636	371,072,703

Net Assets — End of Year	$507,550,229	$496,829,491	$256,138,869	$263,998,723	$292,585,666	$364,347,636

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,131,487)	$(6,961,843)	$(12,092,373)	$(12,889,035)	$(34,276,271)	$(33,112,109)
Net realized gain (loss)	136,249,753	255,140,347	140,177,432	101,505,774	339,757,450	382,612,902
Net change in unrealized appreciation (depreciation) of investments	(25,715,401)	16,296,443	(4,970,070)	145,899,230	(77,685,916)	367,329,048

Net increase (decrease) in net assets resulting from operations	102,402,865	264,474,947	123,114,989	234,515,969	227,795,263	716,829,841

From Contractowners Transactions:
Payments received from contractowners	4,883,189	6,082,406	6,567,670	3,621,283	7,766,091	7,768,337
Transfers between Variable Investment Options including guaranteed interest account, net	(25,355,985)	(37,399,982)	(22,825,565)	(14,027,036)	(66,547,928)	(125,550,483)
Redemptions for contract benefits and terminations	(267,349,551)	(164,199,443)	(197,380,899)	(104,611,275)	(615,275,628)	(327,294,257)
Contract maintenance charges	(15,958,682)	(19,905,730)	(11,806,052)	(13,575,982)	(37,548,530)	(45,278,127)

Net increase (decrease) in net assets resulting from contractowners transactions	(303,781,029)	(215,422,749)	(225,444,846)	(128,593,010)	(711,605,995)	(490,354,530)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	275,128	(275,131)	117,154	275,130	89	(92)

Net Increase (Decrease) in Net Assets	(201,103,036)	48,777,067	(102,212,703)	106,198,089	(483,810,643)	226,475,219
Net Assets — Beginning of Year	1,331,002,321	1,282,225,254	932,113,358	825,915,269	2,960,923,033	2,734,447,814

Net Assets — End of Year	$1,129,899,285	$1,331,002,321	$829,900,655	$932,113,358	$2,477,112,390	$2,960,923,033

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,163,731)	$(381,325)	$(2,166,373)	$810,304	$(4,001,545)	$(4,559,334)
Net realized gain (loss)	29,907,797	27,895,847	124,601,286	192,599,282	34,189,690	50,030,347
Net change in unrealized appreciation (depreciation) of investments	20,166,070	22,542,423	23,983,931	36,732,011	2,650,223	34,144,221

Net increase (decrease) in net assets resulting from operations	48,910,136	50,056,945	146,418,844	230,141,597	32,838,368	79,615,234

From Contractowners Transactions:
Payments received from contractowners	4,887,818	3,392,901	8,015,934	8,690,452	3,570,822	2,977,067
Transfers between Variable Investment Options including guaranteed interest account, net	3,158,514	(6,922,184)	(12,705,968)	(32,782,398)	4,604,304	(9,617,707)
Redemptions for contract benefits and terminations	(94,421,312)	(43,920,682)	(337,789,755)	(223,026,287)	(132,193,792)	(77,916,126)
Contract maintenance charges	(6,776,469)	(8,004,028)	(25,302,318)	(30,455,397)	(9,712,609)	(11,858,927)

Net increase (decrease) in net assets resulting from contractowners transactions	(93,151,449)	(55,453,993)	(367,782,107)	(277,573,630)	(133,731,275)	(96,415,693)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(21)	—	(2)	—	(3)	—

Net Increase (Decrease) in Net Assets	(44,241,334)	(5,397,048)	(221,363,265)	(47,432,033)	(100,892,910)	(16,800,459)
Net Assets — Beginning of Year	430,056,113	435,453,161	1,866,027,634	1,913,459,667	703,598,103	720,398,562

Net Assets — End of Year	$385,814,779	$430,056,113	$1,644,664,369	$1,866,027,634	$602,705,193	$703,598,103

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,148,349)	$(1,163,825)	$15,241,170	$26,411,782	$2,492,847	$4,807,926
Net realized gain (loss)	25,936,980	91,818,034	(12,534,565)	60,436,389	40,057,929	33,700,507
Net change in unrealized appreciation (depreciation) of investments	721,430	(8,359,937)	159,217,803	69,108,337	(2,126,824)	5,482,742

Net increase (decrease) in net assets resulting from operations	24,510,061	82,294,272	161,924,408	155,956,508	40,423,952	43,991,175

From Contractowners Transactions:
Payments received from contractowners	2,887,339	3,880,536	22,650,539	33,625,552	1,304,767	836,215
Transfers between Variable Investment Options including guaranteed interest account, net	3,476,752	(16,503,671)	(13,839,442)	(4,774,748)	(710,764)	(3,067,514)
Redemptions for contract benefits and terminations	(155,000,254)	(94,912,139)	(625,809,434)	(333,168,015)	(59,660,400)	(57,257,127)
Contract maintenance charges	(11,234,710)	(14,077,769)	(46,119,250)	(61,341,951)	(9,229,449)	(9,882,157)

Net increase (decrease) in net assets resulting from contractowners transactions	(159,870,873)	(121,613,043)	(663,117,587)	(365,659,162)	(68,295,846)	(69,370,583)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(4)	13	19,052	8	6	—

Net Increase (Decrease) in Net Assets	(135,360,816)	(39,318,758)	(501,174,127)	(209,702,646)	(27,871,888)	(25,379,408)
Net Assets — Beginning of Year	820,201,639	859,520,397	2,366,663,118	2,576,365,764	479,394,236	504,773,644

Net Assets — End of Year	$684,840,823	$820,201,639	$1,865,488,991	$2,366,663,118	$451,522,348	$479,394,236

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,222,789	$39,109,733	$18,830,148	$28,951,028	$8,949,450	$7,983,057
Net realized gain (loss)	(21,292,541)	177,134,967	(124,722)	148,835	(5,755,273)	(2,822,977)
Net change in unrealized appreciation (depreciation) of investments	360,815,300	209,419,504	63,121	(76,628)	18,432,576	(3,408,456)

Net increase (decrease) in net assets resulting from operations	351,745,548	425,664,204	18,768,547	29,023,235	21,626,753	1,751,624

From Contractowners Transactions:
Payments received from contractowners	25,683,972	32,372,289	3,080,596,862	3,009,257,366	3,899,436	4,942,820
Transfers between Variable Investment Options including guaranteed interest account, net	(56,014,318)	(61,989,435)	(2,171,227,282)	(1,443,705,022)	8,329,996	36,691,215
Redemptions for contract benefits and terminations	(1,295,659,574)	(539,735,737)	(1,416,591,990)	(1,327,527,427)	(88,742,527)	(64,094,841)
Contract maintenance charges	(84,227,211)	(111,142,992)	(3,887,704)	(4,462,162)	(9,608,517)	(11,242,713)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,410,217,131)	(680,495,875)	(511,110,114)	233,562,755	(86,121,612)	(33,703,519)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(547,874)	(23)	165,552	112,300	(6)	—

Net Increase (Decrease) in Net Assets	(1,059,019,457)	(254,831,694)	(492,176,015)	262,698,290	(64,494,865)	(31,951,895)
Net Assets — Beginning of Year	4,644,338,024	4,899,169,718	1,067,186,616	804,488,326	514,525,025	546,476,920

Net Assets — End of Year	$3,585,318,567	$4,644,338,024	$575,010,601	$1,067,186,616	$450,030,160	$514,525,025

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/SMALL COMPANY INDEX*		MULTIMANAGER TECHNOLOGY*
	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,147,816)	$(1,003,195)	$(10,225,108)	$(11,475,509)
Net realized gain (loss)	1,962,137	23,718,469	114,017,489	121,094,298
Net change in unrealized appreciation (depreciation) of investments	35,971,717	14,117,230	49,059,047	57,689,852

Net increase (decrease) in net assets resulting from operations	35,786,038	36,832,504	152,851,428	167,308,641

From Contractowners Transactions:
Payments received from contractowners	2,368,132	1,513,029	2,006,107	1,777,668
Transfers between Variable Investment Options including guaranteed interest account, net	(1,557,825)	(3,307,869)	(17,964,871)	(24,144,859)
Redemptions for contract benefits and terminations	(82,736,315)	(45,663,833)	(165,935,622)	(97,190,853)
Contract maintenance charges	(5,471,292)	(6,738,254)	(10,605,985)	(12,450,986)

Net increase (decrease) in net assets resulting from contractowners transactions	(87,397,300)	(54,196,927)	(192,500,371)	(132,009,030)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(1)	—	96	(131)

Net Increase (Decrease) in Net Assets	(51,611,263)	(17,364,423)	(39,648,847)	35,299,480
Net Assets — Beginning of Year	393,528,000	410,892,423	773,647,792	738,348,312

Net Assets — End of Year	$341,916,737	$393,528,000	$733,998,945	$773,647,792

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-42

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	95	(1,297)	(1,202)	155	(697)	(542)

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	66	(1,417)	(1,351)	80	(958)	(878)

1290 VT SMARTBETA EQUITY ESG	CLASS IB	378	(3,527)	(3,149)	246	(1,980)	(1,734)

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	93	(528)	(435)	88	(513)	(425)

EQ/400 MANAGED VOLATILITY	CLASS IB	157	(2,007)	(1,850)	122	(1,656)	(1,534)

EQ/2000 MANAGED VOLATILITY	CLASS IB	230	(3,219)	(2,989)	182	(2,475)	(2,293)

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	4,917	(14,219)	(9,302)	6,619	(9,972)	(3,353)

EQ/AB SMALL CAP GROWTH	CLASS IB	168	(1,651)	(1,483)	247	(1,243)	(996)

EQ/AGGRESSIVE ALLOCATION	CLASS IB	553	(18,944)	(18,391)	838	(9,571)	(8,733)

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	787	(16,965)	(16,178)	1,355	(8,065)	(6,710)

EQ/BALANCED STRATEGY	CLASS IB	3,467	(13,921)	(10,454)	2,325	(8,840)	(6,515)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	106	(1,877)	(1,771)	156	(1,201)	(1,045)

EQ/COMMON STOCK INDEX	CLASS IB	240	(2,099)	(1,859)	376	(1,635)	(1,259)

EQ/CONSERVATIVE ALLOCATION	CLASS IB	3,702	(12,138)	(8,436)	2,479	(9,721)	(7,242)

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	99	(786)	(687)	68	(799)	(731)

EQ/CONSERVATIVE STRATEGY	CLASS IB	123	(598)	(475)	152	(706)	(554)

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	1,049	(9,152)	(8,103)	1,236	(6,419)	(5,183)

EQ/CORE BOND INDEX	CLASS IB	3,147	(15,697)	(12,550)	5,354	(9,275)	(3,921)

EQ/EQUITY 500 INDEX	CLASS IB	1,089	(8,295)	(7,206)	1,338	(5,462)	(4,124)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	118	(1,127)	(1,009)	187	(737)	(550)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	125	(3,571)	(3,446)	165	(2,270)	(2,105)

EQ/GROWTH STRATEGY	CLASS IB	187	(2,686)	(2,499)	206	(2,613)	(2,407)

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	767	(2,045)	(1,278)	1,045	(1,607)	(562)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	378	(7,133)	(6,755)	469	(4,211)	(3,742)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	1,301	(6,871)	(5,570)	900	(3,580)	(2,680)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	369	(3,180)	(2,811)	306	(1,653)	(1,347)

EQ/JANUS ENTERPRISE	CLASS IB	133	(2,119)	(1,986)	156	(1,325)	(1,169)

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	211	(7,195)	(6,984)	346	(5,805)	(5,459)

EQ/LARGE CAP GROWTH INDEX	CLASS IB	567	(3,891)	(3,324)	666	(2,963)	(2,297)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	469	(10,190)	(9,721)	346	(7,841)	(7,495)

EQ/LARGE CAP VALUE INDEX	CLASS IB	1,361	(6,578)	(5,217)	949	(4,232)	(3,283)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	396	(11,567)	(11,171)	448	(9,257)	(8,809)

EQ/MID CAP INDEX	CLASS IB	302	(3,651)	(3,349)	313	(2,856)	(2,543)

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	161	(4,198)	(4,037)	158	(3,338)	(3,180)

EQ/MODERATE ALLOCATION	CLASS IB	1,352	(28,617)	(27,265)	2,368	(17,586)	(15,218)

EQ/MODERATE GROWTH STRATEGY	CLASS IB	96	(2,815)	(2,719)	125	(3,078)	(2,953)

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	980	(56,163)	(55,183)	1,180	(29,171)	(27,991)

EQ/MONEY MARKET	CLASS IB	1,074,701	(1,146,751)	(72,050)	1,427,325	(1,424,858)	2,467

EQ/QUALITY BOND PLUS	CLASS IB	2,394	(9,564)	(7,170)	2,800	(5,584)	(2,784)

EQ/SMALL COMPANY INDEX	CLASS IB	221	(2,327)	(2,106)	331	(1,706)	(1,375)

MULTIMANAGER TECHNOLOGY	CLASS IB	752	(2,860)	(2,108)	664	(2,341)	(1,677)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2025

1.	Organization

Equitable Financial Life Insurance Company (“Equitable Financial”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT” or the “Trust”). EQAT are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of EQAT have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2025, a Statement of Operations for the year ended December 31, 2025, and a Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024:

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/Balanced Strategy
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	Multimanager Technology

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Effective January 17, 2025, the Equitable Financial novated to Venerable certain legacy variable annuity policies sold between 2006-2008, comprised of non-New York “Accumulator” policies containing fixed rate Guaranteed Minimum Income Benefit and/or Guaranteed Minimum Death Benefit guarantees reinsured by Venerable under the combined co-insurance and modified coinsurance basis agreement executed on June 1, 2021.

FSA-45

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

Effective June 1, 2025, the Equitable Financial novated to its affiliate, Equitable Financial Life Insurance Company of America (“Equitable America”) certain policies, which had previously been 100% reinsured by Equitable America under the combined funds withheld coinsurance and modified coinsurance reinsurance agreement effective April 1, 2023.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their

FSA-46

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource

FSA-47

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

4.	Segment Reporting (Concluded)

allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$6,176,439	$25,352,782
1290 VT GAMCO Small Company Value	43,140,677	185,402,538
1290 VT SmartBeta Equity ESG	20,120,186	60,428,173
1290 VT Socially Responsible	10,013,850	24,167,517
EQ/400 Managed Volatility	20,072,158	49,973,208
EQ/2000 Managed Volatility	17,147,571	70,600,281
EQ/AB Short Duration Government Bond	56,546,891	137,220,531
EQ/AB Small Cap Growth	40,626,605	92,830,324
EQ/Aggressive Allocation	166,291,587	598,922,862
EQ/Aggressive Growth Strategy	60,851,458	260,516,738
EQ/Balanced Strategy	96,975,491	181,971,891
EQ/ClearBridge Select Equity Managed Volatility	4,291,613	62,678,297
EQ/Common Stock Index	69,990,704	185,025,453
EQ/Conservative Allocation	72,939,205	175,905,789
EQ/Conservative Growth Strategy	7,772,173	15,281,882
EQ/Conservative Strategy	3,890,063	8,626,044
EQ/Conservative-Plus Allocation	49,160,596	166,822,891
EQ/Core Bond Index	57,319,737	191,340,168
EQ/Equity 500 Index	139,878,234	599,849,310
EQ/Franklin Small Cap Value Managed Volatility	8,084,499	27,755,888
EQ/Global Equity Managed Volatility	63,338,936	173,105,185
EQ/Growth Strategy	52,204,586	82,445,331
EQ/Intermediate Government Bond	13,477,984	27,408,596
EQ/International Core Managed Volatility	54,359,691	155,228,086
EQ/International Equity Index	46,221,445	149,989,329
EQ/International Value Managed Volatility	27,366,629	76,166,479
EQ/Janus Enterprise	31,930,371	101,820,480
EQ/Large Cap Core Managed Volatility	167,143,989	329,887,696
EQ/Large Cap Growth Index	103,903,242	274,209,426
EQ/Large Cap Growth Managed Volatility	385,100,186	781,345,288
EQ/Large Cap Value Index	50,999,875	123,735,759
EQ/Large Cap Value Managed Volatility	168,971,189	405,111,659
EQ/Mid Cap Index	52,777,809	154,466,672
EQ/Mid Cap Value Managed Volatility	62,019,377	176,164,150
EQ/Moderate Allocation	187,813,233	727,546,491
EQ/Moderate Growth Strategy	47,340,791	77,299,221
EQ/Moderate-Plus Allocation	369,589,668	1,489,986,517

FSA-48

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Money Market	$8,768,439,137	$9,260,311,966
EQ/Quality Bond PLUS	43,877,180	121,048,838
EQ/Small Company Index	22,929,646	101,165,112
Multimanager Technology	148,271,131	270,527,496

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth; EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc (“Holdings”).

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with

FSA-49

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Distributors.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge
Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%
Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%
Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%
Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%
Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%
Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%
Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%
Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%
Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%
Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%
Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%
Stylus	0.80%	0.30%	0.05%	1.15%	1.15%
Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%
Accumulator Express	0.70%	0.25%	—	0.95%	0.95%
Structured Capital Strategies PLUS Guard	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%
Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%
Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%
Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%
Structured Capital Strategies 16 Series ADV	0.25%	—	—	0.25%	0.25%
Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%
Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

FSA-50

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – 0% in contract year 10 and thereafter.

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Unit liquidation from account value

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base High – 0.35% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base	Unit liquidation from account value

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll- up to age 85 benefit base High – 0.45% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

FSA-51

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.

Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Unit liquidation from account value

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80

Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50% High – 125% Guaranteed Principal Benefit – 0.75%	Unit liquidation from account value

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%) High – 7% Withdrawal Option is 0.50% (max 0.80%)	Unit liquidation from account value

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life High – 0.75% for Single life 0.90% for Joint life	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life High – 0.80% for Single life; 0.95% for Joint life	Unit liquidation from account value

FSA-52

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

FSA-53

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	3,534	$73,692	$19.42	$22.03	1.20%	1.80%	2.81%	13.83%	14.56%
2024	4,736	$86,230	$17.06	$19.23	1.20%	1.80%	1.79%	7.03%	7.73%
2023	5,278	$89,411	$15.94	$17.85	1.20%	1.80%	1.76%	7.56%	8.18%
2022	6,085	$95,510	$14.82	$16.50	1.20%	1.80%	0.31%	(7.66)%	(7.15)%
2021	6,913	$117,157	$16.05	$17.77	1.20%	1.80%	0.65%	9.33%	10.03%

1290 VT GAMCO Small Company Value (Class IB)
2025	4,054	$531,318	$104.73	$136.65	1.20%	1.90%	0.60%	10.68%	11.47%
2024	5,405	$643,216	$94.62	$122.59	1.20%	1.90%	0.57%	9.44%	10.23%
2023	6,283	$680,431	$86.46	$111.21	1.20%	1.90%	0.61%	18.76%	19.61%
2022	7,075	$642,241	$72.80	$92.98	1.20%	1.90%	0.51%	(12.37)%	(11.75)%
2021	7,944	$817,327	$83.08	$105.36	1.20%	1.90%	0.61%	22.75%	23.63%

1290 VT SmartBeta Equity ESG (Class IB)
2025	8,891	$159,111	$17.57	$18.18	1.20%	1.80%	0.71%	11.91%	12.57%
2024	12,040	$191,826	$15.70	$16.15	1.20%	1.80%	0.89%	14.26%	15.03%
2023	13,774	$191,407	$13.74	$14.04	1.20%	1.80%	1.28%	14.50%	15.08%
2022	15,690	$189,896	$12.00	$12.20	1.20%	1.80%	1.14%	(16.14)%	(15.57)%
2021	17,662	$253,985	$14.31	$14.45	1.20%	1.80%	1.22%	20.86%	21.63%

1290 VT Socially Responsible (Class IB)
2025	1,708	$81,088	$36.70	$43.09	1.20%	1.80%	0.36%	15.12%	15.83%
2024	2,143	$88,778	$31.88	$37.20	1.20%	1.80%	0.43%	19.45%	20.19%
2023	2,568	$88,791	$26.69	$30.95	1.20%	1.80%	0.72%	25.25%	25.97%
2022	2,920	$80,509	$21.31	$24.57	1.20%	1.80%	0.60%	(23.51)%	(23.05)%
2021	3,347	$120,211	$27.86	$31.93	1.20%	1.80%	0.48%	27.97%	28.75%

EQ/400 Managed Volatility (Class IB)
2025	7,736	$185,858	$22.64	$24.77	1.20%	1.90%	0.88%	1.34%	2.06%
2024	9,586	$226,012	$22.34	$24.27	1.20%	1.90%	1.02%	10.70%	11.53%
2023	11,120	$235,665	$20.18	$21.76	1.20%	1.90%	1.12%	13.24%	14.05%
2022	12,513	$233,120	$17.82	$19.08	1.20%	1.90%	0.73%	(17.12)%	(16.54)%
2021	13,996	$313,094	$21.50	$22.86	1.20%	1.90%	0.38%	21.33%	22.18%

EQ/2000 Managed Volatility (Class IB)
2025	13,463	$297,131	$20.78	$23.48	0.95%	1.90%	0.93%	7.22%	8.30%
2024	16,452	$336,841	$19.38	$21.68	0.95%	1.90%	1.34%	8.57%	9.61%
2023	18,745	$351,881	$17.85	$19.78	0.95%	1.90%	1.23%	13.77%	14.87%
2022	20,674	$339,441	$15.69	$17.22	0.95%	1.90%	0.71%	(23.87)%	(23.13)%
2021	22,483	$482,623	$20.61	$22.40	0.95%	1.90%	0.36%	11.77%	12.85%

FSA-54

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/AB Short Duration Government Bond (Class IB)
2025	28,816	$274,442	$9.01	$11.26	0.00%	1.90%	3.49%	2.15%	4.16%
2024	38,118	$353,263	$8.82	$9.58	1.20%	1.90%	3.50%	2.44%	3.12%
2023	41,471	$373,673	$8.61	$9.29	1.20%	1.90%	2.40%	2.38%	3.11%
2022	48,602	$425,936	$8.41	$9.01	1.20%	1.90%	0.52%	(3.78)%	(3.01)%
2021	48,030	$435,373	$8.74	$9.29	1.20%	1.90%	0.38%	(2.24)%	(1.48)%

EQ/AB Small Cap Growth (Class IB)
2025	5,706	$329,855	$58.32	$76.88	0.95%	1.90%	0.14%	7.17%	8.21%
2024	7,189	$384,901	$54.42	$71.05	0.95%	1.90%	0.28%	11.75%	12.83%
2023	8,185	$390,361	$48.70	$62.97	0.95%	1.90%	0.27%	15.48%	16.61%
2022	8,945	$368,130	$42.17	$54.00	0.95%	1.90%	0.15%	(29.81)%	(29.14)%
2021	9,681	$565,488	$60.08	$76.21	0.95%	1.90%	0.00%	10.77%	11.84%

EQ/Aggressive Allocation (Class IB)
2025	42,583	$1,425,193	$25.64	$32.87	0.00%	1.70%	1.37%	11.05%	12.95%
2024	60,974	$1,828,406	$22.70	$29.60	0.00%	1.70%	2.06%	11.78%	13.73%
2023	69,707	$1,865,162	$26.48	$26.73	1.15%	1.70%	1.33%	16.40%	17.08%
2022	77,824	$1,784,905	$22.75	$22.83	1.15%	1.70%	0.84%	(19.72)%	(19.30)%
2021	86,347	$2,461,893	$24.68	$28.29	1.15%	1.90%	3.96%	14.95%	15.85%

EQ/Aggressive Growth Strategy (Class IB)
2025	29,343	$474,112	$15.97	$23.11	0.00%	1.70%	1.53%	10.21%	12.18%
2024	45,521	$665,706	$14.49	$20.60	0.00%	1.70%	2.16%	12.15%	14.06%
2023	52,231	$679,605	$12.92	$13.27	0.95%	1.70%	1.25%	16.29%	17.02%
2022	60,311	$673,880	$11.09	$11.34	0.95%	1.80%	0.77%	(19.81)%	(19.12)%
2021	68,528	$951,987	$13.83	$14.02	0.95%	1.80%	2.41%	14.77%	15.68%

EQ/Balanced Strategy (Class IB)
2025	41,545	$599,525	$10.87	$11.30	0.95%	1.80%	2.22%	8.16%	8.97%
2024	51,999	$677,407	$10.05	$10.37	0.95%	1.80%	2.55%	7.14%	8.13%
2023	58,514	$707,867	$9.38	$9.59	0.95%	1.80%	1.48%	11.14%	12.16%
2022	64,968	$700,599	$8.44	$8.55	0.95%	1.80%	0.89%	(17.01)%	(16.34)%
2021	72,502	$937,593	$10.17	$10.22	0.95%	1.80%	2.44%	3.14%	3.65%

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2025	3,654	$124,142	$32.54	$35.89	1.20%	1.70%	0.12%	5.79%	6.34%
2024	5,425	$173,569	$30.76	$33.75	1.20%	1.70%	0.31%	20.34%	20.97%
2023	6,470	$171,686	$25.56	$27.90	1.20%	1.70%	0.58%	22.53%	23.12%
2022	7,289	$157,539	$20.86	$22.66	1.20%	1.70%	0.34%	(28.32)%	(27.95)%
2021	8,320	$250,293	$29.10	$31.45	1.20%	1.70%	0.41%	22.99%	23.62%

EQ/Common Stock Index (Class IB)
2025	7,849	$739,495	$670.37	$828.86	0.95%	1.90%	0.60%	14.08%	15.19%
2024	9,708	$799,240	$581.98	$726.54	0.95%	1.90%	0.73%	20.72%	21.90%
2023	10,967	$766,456	$601.84	$954.89	0.95%	1.90%	1.09%	22.76%	23.95%
2022	12,281	$693,565	$490.24	$770.40	0.95%	1.90%	0.75%	(21.02)%	(20.25)%
2021	13,807	$983,517	$620.70	$966.07	0.95%	1.90%	0.67%	22.56%	23.74%

FSA-55

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Conservative Allocation (Class IB)
2025	25,503	$370,935	$11.52	$13.08	0.00%	1.80%	2.88%	5.57%	7.46%
2024	33,939	$465,579	$10.72	$12.39	0.00%	1.80%	2.80%	2.74%	4.69%
2023	41,181	$548,090	$12.06	$13.76	1.15%	1.80%	2.22%	5.98%	6.75%
2022	48,066	$601,035	$11.38	$13.39	0.95%	1.80%	1.36%	(14.18)%	(13.45)%
2021	54,505	$791,438	$13.26	$15.47	0.95%	1.80%	1.35%	0.84%	1.78%

EQ/Conservative Growth Strategy (Class IB)
2025	4,002	$76,533	$18.30	$19.58	1.30%	1.70%	2.39%	7.52%	7.94%
2024	4,689	$83,143	$17.02	$18.14	1.30%	1.70%	2.63%	5.78%	6.27%
2023	5,420	$90,585	$16.09	$17.07	1.30%	1.70%	1.53%	9.68%	10.13%
2022	5,931	$90,193	$14.67	$15.50	1.30%	1.70%	0.91%	(15.98)%	(15.62)%
2021	6,683	$120,625	$17.46	$18.37	1.30%	1.70%	1.47%	5.31%	5.70%

EQ/Conservative Strategy (Class IB)
2025	2,794	$38,822	$13.25	$14.18	1.30%	1.70%	2.76%	6.00%	6.46%
2024	3,269	$42,715	$12.50	$13.32	1.30%	1.70%	2.82%	2.97%	3.42%
2023	3,823	$48,308	$12.14	$12.88	1.30%	1.70%	1.57%	6.49%	6.89%
2022	4,416	$52,231	$11.40	$12.05	1.30%	1.70%	0.97%	(13.77)%	(13.37)%
2021	4,773	$65,273	$13.22	$13.91	1.30%	1.70%	0.99%	0.69%	1.09%

EQ/Conservative-Plus Allocation (Class IB)
2025	21,757	$401,659	$15.89	$16.41	0.00%	1.80%	2.37%	7.05%	8.98%
2024	29,860	$513,295	$14.58	$15.33	0.00%	1.80%	2.57%	5.07%	7.05%
2023	35,043	$571,068	$14.59	$16.63	1.15%	1.80%	1.91%	8.96%	9.62%
2022	41,111	$613,207	$13.39	$15.17	1.15%	1.80%	1.19%	(16.10)%	(15.53)%
2021	47,783	$846,470	$15.67	$17.96	1.15%	1.90%	2.03%	4.68%	5.52%

EQ/Core Bond Index (Class IB)
2025	58,118	$698,845	$11.31	$12.50	0.25%	1.90%	2.87%	4.43%	6.10%
2024	70,668	$808,586	$10.66	$11.97	0.25%	1.90%	2.42%	0.42%	2.21%
2023	74,589	$845,832	$10.43	$11.92	0.25%	1.90%	2.03%	2.58%	4.30%
2022	81,575	$896,983	$10.00	$11.62	0.25%	1.90%	1.52%	(10.48)%	(9.01)%
2021	93,495	$1,143,704	$10.99	$12.98	0.25%	1.90%	1.40%	(3.92)%	(2.31)%

EQ/Equity 500 Index (Class IB)
2025	23,831	$1,958,018	$43.69	$120.80	0.00%	1.90%	0.70%	15.00%	22.72%
2024	31,037	$2,172,939	$26.27	$105.04	0.25%	1.90%	0.84%	21.94%	23.97%
2023	35,161	$2,019,244	$21.19	$86.14	0.25%	1.90%	1.06%	23.20%	25.31%
2022	39,020	$1,814,260	$36.72	$69.92	0.65%	1.90%	1.02%	(20.08)%	(19.07)%
2021	42,460	$2,472,655	$20.81	$87.49	0.25%	1.90%	0.83%	25.54%	27.59%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2025	2,407	$60,468	$24.04	$27.85	0.95%	1.70%	0.88%	5.21%	6.05%
2024	3,416	$81,228	$22.85	$26.26	0.95%	1.70%	1.17%	9.17%	10.01%
2023	3,966	$86,152	$20.93	$23.87	0.95%	1.70%	1.09%	12.10%	12.97%
2022	4,392	$84,928	$18.67	$21.13	0.95%	1.70%	0.42%	(18.47)%	(17.88)%
2021	4,799	$113,613	$22.90	$25.73	0.95%	1.70%	0.34%	17.56%	18.52%

FSA-56

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Global Equity Managed Volatility (Class IB)
2025	10,315	$538,031	$39.49	$50.43	0.95%	1.80%	0.79%	17.01%	18.02%
2024	13,761	$611,106	$32.83	$42.73	0.95%	1.90%	1.21%	10.50%	11.54%
2023	15,866	$634,380	$29.71	$38.31	0.95%	1.90%	0.85%	19.03%	20.21%
2022	18,044	$603,205	$24.96	$31.87	0.95%	1.90%	0.34%	(22.46)%	(21.71)%
2021	19,753	$847,215	$32.19	$40.71	0.95%	1.90%	0.87%	13.71%	14.81%

EQ/Growth Strategy (Class IB)
2025	15,373	$463,386	$28.93	$31.32	0.00%	1.70%	1.78%	8.41%	9.58%
2024	17,872	$490,485	$26.40	$28.13	1.30%	1.70%	2.29%	10.46%	10.92%
2023	20,279	$502,860	$23.90	$25.36	1.30%	1.70%	1.35%	14.52%	15.01%
2022	22,388	$483,549	$20.87	$22.05	1.30%	1.70%	0.83%	(18.83)%	(18.51)%
2021	24,608	$653,258	$25.71	$27.06	1.30%	1.70%	2.16%	12.37%	12.84%

EQ/Intermediate Government Bond (Class IB)
2025	6,702	$91,600	$17.43	$20.79	1.20%	1.70%	2.97%	3.75%	4.32%
2024	7,980	$103,198	$16.80	$19.93	1.20%	1.70%	2.47%	0.66%	1.17%
2023	8,542	$109,157	$16.69	$19.70	1.20%	1.70%	2.59%	2.14%	2.60%
2022	9,603	$120,147	$16.34	$19.20	1.20%	1.70%	0.92%	(9.22)%	(8.75)%
2021	10,441	$142,574	$18.00	$21.04	1.20%	1.70%	0.70%	(3.79)%	(3.31)%

EQ/International Core Managed Volatility (Class IB)
2025	23,376	$554,134	$19.00	$24.57	0.95%	1.90%	1.29%	23.70%	24.85%
2024	30,131	$574,827	$15.36	$19.68	0.95%	1.90%	2.09%	1.25%	2.29%
2023	33,873	$635,073	$15.17	$19.24	0.95%	1.90%	1.69%	14.58%	15.69%
2022	38,749	$631,266	$13.24	$16.63	0.95%	1.90%	1.20%	(15.72)%	(14.94)%
2021	42,706	$822,188	$15.71	$19.55	0.95%	1.90%	2.23%	7.90%	8.97%

EQ/International Equity Index (Class IB)
2025	20,538	$507,483	$22.36	$29.14	0.95%	1.80%	3.56%	29.17%	30.26%
2024	26,108	$496,778	$16.80	$22.37	0.95%	1.90%	2.89%	2.88%	3.85%
2023	28,788	$530,169	$16.33	$21.54	0.95%	1.90%	2.80%	16.81%	17.96%
2022	32,388	$508,426	$13.98	$18.26	0.95%	1.90%	2.44%	(13.60)%	(12.76)%
2021	35,331	$638,935	$16.18	$20.93	0.95%	1.90%	3.15%	8.88%	9.87%

EQ/International Value Managed Volatility (Class IB)
2025	9,661	$256,087	$26.60	$35.06	0.95%	1.90%	2.14%	24.30%	25.48%
2024	12,472	$263,959	$21.40	$27.94	0.95%	1.90%	2.30%	(0.51)%	0.47%
2023	13,819	$292,406	$21.51	$27.81	0.95%	1.90%	2.02%	16.40%	17.49%
2022	15,974	$288,950	$18.48	$23.67	0.95%	1.90%	1.54%	(15.31)%	(14.49)%
2021	17,374	$369,184	$21.82	$27.68	0.95%	1.90%	2.10%	8.23%	9.28%

EQ/Janus Enterprise (Class IB)
2025	6,072	$292,497	$44.92	$50.94	1.20%	1.80%	0.00%	6.12%	6.77%
2024	8,058	$364,219	$42.33	$47.71	1.20%	1.80%	0.01%	12.07%	12.76%
2023	9,227	$370,960	$37.77	$42.31	1.20%	1.80%	0.03%	14.94%	15.60%
2022	10,318	$359,618	$32.86	$36.60	1.20%	1.80%	0.00%	(18.10)%	(17.57)%
2021	11,571	$490,695	$40.12	$44.40	1.20%	1.80%	0.09%	14.73%	15.44%

FSA-57

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Large Cap Core Managed Volatility (Class IB)
2025	24,455	$1,127,997	$35.81	$46.45	0.95%	1.90%	0.75%	8.78%	9.81%
2024	31,439	$1,330,065	$32.92	$42.30	0.95%	1.90%	0.95%	21.25%	22.47%
2023	36,898	$1,281,305	$27.15	$34.54	0.95%	1.90%	1.70%	21.59%	22.74%
2022	41,844	$1,189,724	$22.33	$28.14	0.95%	1.90%	0.01%	(19.94)%	(19.16)%
2021	47,344	$1,673,964	$27.89	$34.81	0.95%	1.90%	0.39%	24.90%	26.12%

EQ/Large Cap Growth Index (Class IB)
2025	11,263	$829,901	$48.04	$62.12	0.95%	1.90%	0.00%	15.51%	16.61%
2024	14,587	$932,113	$41.59	$53.27	0.95%	1.90%	0.04%	29.81%	31.08%
2023	16,884	$825,562	$32.04	$40.64	0.95%	1.90%	0.23%	38.88%	40.23%
2022	18,705	$653,245	$23.07	$28.98	0.95%	1.90%	0.23%	(30.89)%	(30.22)%
2021	20,525	$1,032,907	$33.38	$41.53	0.95%	1.90%	0.05%	24.32%	25.54%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	31,123	$2,476,763	$75.97	$100.15	0.95%	1.90%	0.09%	8.95%	10.02%
2024	40,844	$2,960,535	$69.73	$91.03	0.95%	1.90%	0.33%	27.64%	28.86%
2023	48,339	$2,733,737	$54.63	$70.64	0.95%	1.90%	0.40%	36.34%	37.67%
2022	55,347	$2,285,075	$40.07	$51.31	0.95%	1.90%	0.07%	(31.90)%	(31.25)%
2021	60,736	$3,665,931	$58.84	$74.63	0.95%	1.90%	0.00%	22.00%	23.19%

EQ/Large Cap Value Index (Class IB)
2025	19,657	$385,679	$18.36	$21.85	0.95%	1.80%	1.18%	12.98%	13.86%
2024	24,874	$429,938	$16.25	$19.19	0.95%	1.80%	1.42%	11.45%	12.49%
2023	28,157	$435,350	$14.58	$17.06	0.95%	1.80%	1.57%	8.72%	9.71%
2022	31,276	$443,233	$13.41	$15.55	0.95%	1.80%	1.43%	(9.88)%	(9.12)%
2021	32,203	$504,466	$14.88	$17.11	0.95%	1.80%	1.24%	22.07%	23.09%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	46,347	$1,644,056	$34.01	$44.54	0.95%	1.90%	1.31%	8.55%	9.60%
2024	57,518	$1,865,592	$31.33	$40.64	0.95%	1.90%	1.50%	11.93%	13.05%
2023	66,327	$1,912,970	$27.99	$35.95	0.95%	1.90%	1.58%	11.83%	12.87%
2022	74,638	$1,916,339	$25.03	$31.85	0.95%	1.90%	1.23%	(13.27)%	(12.43)%
2021	84,368	$2,486,197	$28.86	$36.37	0.95%	1.90%	0.92%	22.44%	23.62%

EQ/Mid Cap Index (Class IB)
2025	14,549	$602,491	$34.52	$42.95	0.95%	1.80%	0.81%	4.89%	5.81%
2024	17,898	$703,390	$32.10	$40.59	0.95%	1.90%	0.85%	11.03%	12.13%
2023	20,441	$720,217	$28.91	$36.20	0.95%	1.90%	1.00%	13.55%	14.67%
2022	22,533	$695,851	$25.46	$31.57	0.95%	1.90%	0.93%	(15.25)%	(14.44)%
2021	25,300	$917,623	$30.04	$36.90	0.95%	1.90%	0.61%	21.52%	22.71%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	16,716	$684,748	$38.42	$50.64	0.95%	1.90%	1.15%	2.98%	3.96%
2024	20,753	$820,111	$37.31	$48.71	0.95%	1.90%	1.33%	9.54%	10.60%
2023	23,933	$859,444	$34.06	$44.04	0.95%	1.90%	1.42%	11.05%	12.12%
2022	26,583	$855,741	$30.67	$39.28	0.95%	1.90%	0.90%	(16.20)%	(15.38)%
2021	29,794	$1,138,530	$36.60	$46.42	0.95%	1.90%	0.55%	25.00%	26.18%

FSA-58

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
EQ/Moderate Allocation (Class IB)
2025	69,628	$1,865,489	$17.73	$68.31	0.00%	1.90%	2.26%	8.12%	11.51%
2024	96,893	$2,366,132	$16.09	$63.18	0.00%	1.90%	2.54%	5.85%	7.91%
2023	112,111	$2,576,155	$59.69	$86.03	0.95%	1.90%	1.83%	10.23%	11.29%
2022	129,569	$2,692,536	$54.15	$77.30	0.95%	1.90%	1.18%	(17.08)%	(16.27)%
2021	149,083	$3,712,566	$65.30	$92.32	0.95%	1.90%	2.49%	6.37%	7.39%

EQ/Moderate Growth Strategy (Class IB)
2025	17,067	$451,332	$25.27	$27.36	0.00%	1.70%	1.98%	7.97%	8.92%
2024	19,786	$479,222	$23.20	$24.72	1.30%	1.70%	2.41%	8.87%	9.28%
2023	22,739	$504,618	$21.31	$22.62	1.30%	1.70%	1.41%	12.87%	13.38%
2022	25,284	$495,590	$18.88	$19.95	1.30%	1.70%	0.87%	(17.88)%	(17.56)%
2021	27,929	$665,003	$22.99	$24.20	1.30%	1.70%	1.93%	10.00%	10.45%

EQ/Moderate-Plus Allocation (Class IB)
2025	129,934	$3,584,985	$21.41	$23.74	0.00%	1.80%	1.82%	9.50%	11.51%
2024	185,117	$4,643,417	$19.20	$21.68	0.00%	1.80%	2.31%	8.78%	10.79%
2023	213,108	$4,898,464	$19.93	$23.66	0.95%	1.80%	1.57%	13.24%	14.24%
2022	243,979	$4,935,225	$17.27	$20.71	0.95%	1.90%	1.01%	(18.61)%	(17.85)%
2021	275,112	$6,808,438	$21.22	$25.21	0.95%	1.90%	3.34%	10.52%	11.60%

EQ/Money Market (Class IB)
2025	77,936	$574,359	$23.53	$52.75	0.00%	1.80%	3.59%	1.82%	3.70%
2024	149,986	$1,066,567	$22.11	$50.89	0.00%	1.90%	4.51%	2.65%	4.67%
2023	147,519	$803,693	$22.49	$48.62	0.00%	1.80%	4.33%	2.60%	4.47%
2022	166,801	$809,120	$21.92	$46.54	0.00%	1.80%	1.10%	(0.72)%	1.09%
2021	189,937	$814,808	$22.08	$46.04	0.00%	1.80%	0.00%	(1.65)%	0.17%

EQ/Quality Bond PLUS (Class IB)
2025	36,102	$449,930	$13.88	$17.45	1.20%	1.90%	3.39%	4.28%	4.99%
2024	43,272	$514,485	$13.31	$16.62	1.20%	1.90%	2.96%	(0.15)%	0.54%
2023	46,056	$546,457	$13.33	$16.53	1.20%	1.90%	2.09%	2.22%	2.99%
2022	49,245	$569,732	$13.04	$16.05	1.20%	1.90%	0.62%	(11.89)%	(11.28)%
2021	56,485	$737,831	$14.80	$18.09	1.20%	1.90%	0.75%	(3.96)%	(3.31)%

EQ/Small Company Index (Class IB)
2025	7,497	$341,850	$43.66	$57.18	0.95%	1.90%	0.82%	10.48%	11.53%
2024	9,603	$393,467	$39.52	$51.27	0.95%	1.90%	1.23%	8.99%	10.05%
2023	10,978	$410,839	$36.26	$46.59	0.95%	1.90%	1.14%	14.60%	15.69%
2022	11,974	$389,166	$31.64	$40.27	0.95%	1.90%	0.87%	(21.35)%	(20.57)%
2021	13,023	$535,599	$40.23	$50.70	0.95%	1.90%	0.60%	12.88%	13.98%

Multimanager Technology (Class IB)
2025	6,884	$733,666	$89.10	$109.57	0.95%	1.80%	0.00%	23.63%	24.70%
2024	8,992	$773,381	$72.07	$87.87	0.95%	1.80%	0.00%	23.81%	24.89%
2023	10,669	$738,140	$58.21	$70.36	0.95%	1.80%	0.00%	46.85%	48.13%
2022	11,606	$544,347	$39.64	$47.50	0.95%	1.80%	0.00%	(38.42)%	(37.89)%
2021	12,821	$973,376	$64.37	$76.48	0.95%	1.80%	0.00%	18.65%	19.69%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

FSA-59

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2025

8.	Financial Highlights (Concluded)

**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-60